As filed with the Securities and Exchange Commission on October 15, 2007

Securities Act Registration No. 333-124430
Investment Company Act File No. 811-21761

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 8	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒

KEELEY FUNDS, INC.
(Registrant)

401 South LaSalle Street
Suite 1201
Chicago, Illinois 60605

Telephone number: (312) 786-5050

John L. Keeley, Jr.	Alan Goldberg
Keeley Asset Management Corp.	Bell, Boyd & Lloyd LLP
401 South LaSalle Street, Suite 1201	70 West Madison Street, Suite 3100
Chicago, Illinois 60605	Chicago, Illinois 60602-4207

(Agents for service)

 Amending Parts A, B and C, and filing exhibits

 Approximate date of proposed public offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to rule 485(b)
[ ] on ____________ pursuant to rule 485(b)
[ ] 60 days after filing pursuant to rule 485(a)(1)
[ ] on ____________ pursuant to rule 485(a)(1)
[X] 75 days after filing pursuant to rule 485(a)(2)
[ ] on ____________ pursuant to rule 485(a)(2)

 If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:	This post effective amendment #8 under the Securities Act of 1933 for Keeley Funds, Inc. (the “Corporation”) relates to the creation of a new series of the Corporation to be known as Keeley Small Cap Value Fund, which is the successor Fund to the Keeley Small Cap Value Fund, Inc. as a result of a merger, and the creation of an Institutional Shares class for each of Keeley Small Cap Value Fund, Keeley Mid Cap Value Fund and Keeley All Cap Value Fund. This filing includes a combined prospectus for each series of the Corporation, a supplement dated December 31, 2007 to the combined prospectus and a revised SAI, as supplemented December 31, 2007.

KEELEY FUNDS, INC.

Supplement dated December 31, 2007 to the
Prospectus dated August 15, 2007

On August 14, 2007, the Board of Directors of KEELEY Funds, Inc. (the “Board”) unanimously approved a plan of reorganization of KEELEY Small Cap Value Fund, Inc. into a newly created series of KEELEY Funds, Inc., designated “KEELEY Small Cap Value Fund” (the “Small Cap Value Fund”), effective as of December 31, 2007.

[At a Board meeting held on November 6, 2007, the Board unanimously approved the creation of an Institutional Shares class (“Class I Shares”) for KEELEY Small Cap Value Fund, KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund (each a “Fund” and collectively, the “Funds”), and the designation of the existing shares of each of the Funds as “Class A Shares,” effective as of December 31, 2007.]

The following changes are made to the Funds’ prospectus:

1. All references to “KEELEY Small Cap Value Fund, Inc.” throughout the prospectus are replaced with “KEELEY Small Cap Value Fund.”

2. The following paragraph is inserted following the last complete paragraph on page 4 of the Funds’ prospectus under the heading “Small Cap Value Fund”:

NOTE: The information provided in the bar chart and table is the performance of KEELEY Small Cap Value Fund, Inc., which merged into KEELEY Small Cap Value Fund.

3. The following bar chart and footnotes replace the bar chart and footnotes that appear on page 5 of the Funds’ prospectus:

KEELEY Small Cap Value Fund1

Year-by-year total return as of 12/31 each year (%)2

1 The information provided in the bar chart represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to Small Cap Value Fund.

2 KEELEY Small Cap Value Fund has returned [____]% year-to-date as of September 30, 2007.

4. The following table replaces the table that appears on page 7 of the Funds’ prospectus:

			Small-Mid	Small-Mid
	Small Cap	Small Cap	Cap Value	Cap Value	Mid Cap	Mid Cap	All Cap	All Cap
Shareholder Transaction	Value Fund	Value Fund	Fund	Fund	Value Fund	Value Fund	Value Fund	Value Fund
Expenses (Fees Paid Directly	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
From Your Investment)	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Maximum Sales Load on
Purchases (as a percentage of
offering price)(a)	4.50%	None	4.50%	None	4.50%	None	4.50%	None

Maximum Sales Load on
Reinvested Dividends
(as a percentage of offering
price)(b)	None	None	None	None	None	None	None	None

Maximum Deferred Sales Load	None	None	None	None	None	None	None	None

Redemption Fees	None	None	None	None	None	None	None	None

Exchange Fees	None	None	None	None	None	None	None	None

5. The following table and footnotes replace the table and footnotes that appear on page 8 of the Funds’ prospectus:

				Small-Mid		Small-Mid
	Small Cap	Small Cap		Cap Value		Cap Value		Mid Cap	Mid Cap		All Cap	All Cap
Annual Fund Operating	Value Fund	Value Fund		Fund		Fund		Value Fund	Value Fund		Value Fund	Value Fund
Expenses (As a Percentage of	Class A	Class I		Class A		Class I		Class A	Class I		Class A	Class I
Average Net Assets)	Shares(c)	Shares(c)		Shares		Shares		Shares	Shares		Shares	Shares
Management Fees	0.96%	0.96%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%

Distribution (12b-1) Fees	0.25%	0.00%		0.25%		0.00%		0.25%	0.00%		0.25%	0.00%

Other Expenses	0.18%	0.18	%(e)	6.07	%(e)	6.07	%(e)	1.02%	1.02	%(e)	2.72%	2.72	%(e)

Total Annual Fund Operating
Expenses	1.39%	1.14%		7.32%		7.07%		2.27%	2.02%		3.97%	3.72%

Fee Waiver/Expense
Reimbursement(d)	N/A	N/A		-5.93%		-5.93%		-0.78%	-0.78%		-2.48%	-2.48%

Net Annual Operating Expenses	1.39%	1.14%		1.39%		1.14%		1.49%	1.24%		1.49%	1.24%

(a)	Sales charges are reduced for purchases of $50,000 or more. See “How shares are priced.”
(b)	The Funds’ Transfer Agent charges a fee of $15 for each wire redemption and $5 for each telephone exchange. At the discretion of the Adviser or Transfer Agent, those fees may be waived.
(c)	The amounts shown are for KEELEY Small Cap Value Fund, Inc., the predecessor of the Small Cap Value Fund series of KEELEY Funds, Inc.
(d)	On October 1, 2006, the Adviser contractually agreed to waive a portion of its fee or reimburse the Funds (now designated Class A Shares) to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets exceed 2.50% for the Small Cap Value Fund, 1.49% for the Mid Cap Value Fund, and 1.49% for the All Cap Value Fund. On August 15, 2007, the Adviser contractually agreed, effective October 1, 2007, to waive a portion of its fee or reimburse the Mid Cap Value Fund and the All Cap Value Fund (now designated Class A Shares) to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for each Fund exceed 1.39%. On May 17, 2007, the Adviser contractually agreed, effective August 15, 2007, to waive a portion of its fee or reimburse the Small-Mid Cap Value Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Class A Shares exceed 1.39%, and to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Class I Shares exceed 1.14%. The Net Annual Operating Expenses above are presented as if the new expense waivers were in effect for the previous fiscal period. The waiver for the Small Cap Value Fund expires [__________________], subject to renewal at the time the Board of Directors of the Fund considers the continuation of the Investment Advisory Agreement between the Adviser and the Small Cap Value Fund for an additional year. The waivers for the Mid Cap Value Fund and the All Cap Value Fund are in effect through September 30, 2008. The waivers for the Class A Shares and the Class I Shares of the Small-Mid Cap Value Fund are in effect from the inception of the Fund and will expire on September 30, 2009.
(e)	Data for Other Expenses for Class A and Class I Shares of Small-Mid Cap Value Fund is estimated for the initial fiscal year of the Fund. Data for Other Expenses for Class I Shares of all other Funds is estimated for the initial fiscal year of the share class. Actual expenses may be higher or lower.

2

6. The following table replaces in its entirety the table that appears on page 9 of the Funds’ prospectus:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund[1]
Class A	[$585]	[$870]	[$1,176]	[$2,043]
Class I	[$116]	[$362]	N/A	N/A
Small-Mid Cap Value Fund
Class A	[$585]	[$1,467]	N/A	N/A
Class I	[$116]	[$992]	N/A	N/A
Mid Cap Value Fund
Class A	[$595]	[$980]	[$1,470]	[$2,818]
Class I	[$126]	[$478]	N/A	N/A
All Cap Value Fund
Class A	[$595]	[$1,153]	[$1,982]	[$4,131]
Class I	[$126]	[$660]	N/A	N/A

1 The example is based on the expenses of KEELEY Small Cap Value Fund, Inc., the predecessor to Small Cap Value Fund for the fiscal year ended September 30, 2007.

7. The following sentence replaces the first sentence of the paragraph directly under the subheading “Small Cap Value Fund” on page 9 of the Funds’ prospectus:

     The Adviser has provided investment advisory services to the Fund since its inception on [________________], 2007 and to its predecessor KEELEY Small Cap Value Fund, Inc., prior thereto, since its inception on October 1, 1993.

8. The following section replaces in its entirety the “FINANCIAL HIGHLIGHTS” section that appears pages 24 - 26 of the Funds’ prospectus:

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) for the past five (5) years, and of the Mid Cap Value, All Cap Value and Small-Mid Cap Value Funds since their inception dates. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Except for the information related to the fiscal year ended September 30, 2007, this information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report. The annual report and the semi-annual report are available upon request.

3

KEELEY Small Cap Value Fund, Inc.

	Year Ended September 30,
Per share data(1)	2007	2006	2005	2004	2003
Net asset value, beginning of period	[$ ]	$21.73	$16.98	$12.44	$10.95

Income from investment operations:
Net investment loss	[ ]	(0.07)	(0.06)	(0.06)	(0.08)
Net realized and unrealized gains on investments	[ ]	2.04	5.41	4.60	2.23
Total from investment operations	[ ]	1.97	5.35	4.54	2.15

Less distributions:
From net realized gain	[ (2)]	(0.41)	(0.60)	—	(0.66)

Net asset value, end of period	[$ ]	$23.29	$21.73	$16.98	$12.44

Total return(3)	[ ]%	8.25%	32.37%	36.45%	20.61%

Ratios/supplemental data:
Net assets, end of period (in 000’s)	[$ ]	$2,753,840	$850,184	$206,976	$90,471

Ratio of expenses to average net assets	[ ]%	1.39%	1.52%	1.64%	1.75%

Ratio of net investment loss to average net assets	[ ]%	(0.47)%	(0.50)%	(0.57)%	(0.68)%

Portfolio turnover rate	[ ]%	17.58%	22.93%	29.63%	38.83%

(1)	Per share data is for a share outstanding throughout the period. On July 10, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted to two shares on that date. Per share data for the past five years is for a share outstanding throughout the period reflecting the impact of the stock split.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.

4

Mid Cap Value Fund

			Period from
			August 15, 2005
	Year Ended	Year Ended	(Commencement
	September 30,	September 30,	of Operations) to
Per share data(1)	2007	2006	September 30, 2005
Net asset value, beginning of period	[$ ]	$10.43	$10.00

Income from investment operations:
Net investment loss	[ ]	(0.08)	(0.01)
Net realized and unrealized gains on investments	[ ]	0.25	0.44
Total from investment operations	[ ]	0.17	0.43

Net asset value, end of period	[ ]	$10.60	$10.43

Total return(2)	[ ]%	1.63%	4.30%(3)

Ratios/supplemental data:
Net assets, end of period (in 000’s)	[$ ]	$54,513	$11,469

Ratio of net expenses to average net assets:
Before expense reimbursement	[ ]% (5)	2.27%	9.87%(4)
After expense reimbursement	[ ]% (5)	1.94%	2.00%(4)
Ratio of net investment loss to average net assets:
Before expense reimbursement	[ ]%	(1.42)%	(9.19)%(4)
After expense reimbursement	[ ]%	(1.10)%	(1.32)%(4)

Portfolio turnover rate	[ ]%	63.76%	0.00%(3)

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	Not annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement. The before expense reimbursement and after expense reimbursement ratios excluding interest expense were [ ]% and [ ]%, respectively, for the fiscal year ended September 30, 2007.

5

All Cap Value Fund

		Period from
		June 14, 2006
	Year Ended	(Commencement of
	September 30,	Operations) to
Per share data(1)	2007	September 30, 2006
Net asset value, beginning of period	[$ ]	$10.00

Income from investment operations:
Net investment loss	[ ]	(0.01)
Net realized (and unrealized) gains (losses) on investments	[ ]	(0.06)
Total from investment operations	[ ]	(0.07)

Less distributions:
Net Investment Income	[ (2)]	—

Net asset value, end of period	[$ ]	$9.93

Total return(3)	[ ]%	(0.70)%(4)

Ratios/supplemental data:
Net assets, end of period (in 000’s)	[$ ]	$14,928
Ratio of expenses to average net assets:
Before expenses reimbursement	[ ]% (6)	3.97%(5)
After expense reimbursement	[ ]% (6)	1.72%(5)
Ratio of net investment loss to average net assets:
Before expense reimbursement	[ ]%	(2.82)%(5)
After expense reimbursement	[ ]%	(0.57)%(5)

Portfolio turnover rate	[ ]%	25.66%(4)

(1)	Per share data is for a share outstanding throughout the period.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement. The before expense reimbursement and after expense reimbursement ratios excluding interest expense were [ ]% and [ ]%, respectively, for the fiscal year ended September 30, 2007.

6

Small-Mid Cap Value Fund

Period from
August 15, 2007
(Commencement of
Operations) to
Per share data(1)	September 30, 2007
Net asset value, beginning of period	[$ ]

Income from investment operations:
Net investment loss	[ ]
Net realized (and unrealized) gains (losses) on investments	[ ]
Total from investment operations	[ ]

Less distributions:
Net Investment Income	[ ]

Net asset value, end of period	[$ ]

Total return(2)	[ ]%

Ratios/supplemental data:
Net assets, end of period (in 000’s)	[$ ]
Ratio of expenses to average net assets:
Before expenses reimbursement	[ ]% (3)
After expense reimbursement	[ ]% (3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	[ ]%
After expense reimbursement	[ ]%

Portfolio turnover rate	[ ]%

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement. The before expense reimbursement and after expense reimbursement ratios excluding interest expense were [ ]% and [ ]%, respectively, for the fiscal year ended September 30, 2007.

7

KSMVX - KSMIX

PROSPECTUS

AUGUST 15, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS
The Funds	1
Investment Objectives	1
Principal Investment Strategies and Policies	1
Main Risks	3
Performance	4
Expenses	7
Portfolio Holdings	9
Management	9
Your Investment	11
How Shares Are Priced	11
How To Buy, Sell and Exchange Shares	14
Frequent Purchases and Redemptions of Fund Shares	20
Distributions and Taxes	21
Shareholder Privileges	22
Financial Highlights	24
Privacy Statement	PS-1
To Learn More About The Funds	Back Cover

THE FUNDS

INVESTMENT OBJECTIVES

     The KEELEY Small Cap Value, KEELEY Small-Mid Cap Value, KEELEY Mid Cap Value and KEELEY All Cap Value Funds (the “Funds”) each seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

Small Cap Value Fund

     The Small Cap Value Fund intends to pursue its investment objectives by investing in companies with a small market capitalization, which we currently define as $2.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $2.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Small-Mid Cap Value Fund

     The Small-Mid Cap Value Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalization, which we currently define as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

1

Mid Cap Value Fund

     The Mid Cap Value Fund intends to pursue its investment objective by investing in companies with mid-size market capitalization, which we currently define as between $2.5 billion and $10 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $10 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with mid-size market capitalization until the 80% threshold is restored.

All Cap Value Fund

     The All Cap Value Fund intends to pursue its investment objective by investing in stock and other equity securities (including preferred stock, convertible debt securities and warrants). The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. We may concentrate on one of those categories, two of them or all of them, and we may change the allocation from time to time.

Investment Principles and Strategies for the Funds

     While many mutual funds look for undervalued stocks, we focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring), including:

  corporate spin-offs (a tax-free distribution of a parent company's division to shareholders)

  financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy companies selling at or below actual or perceived book value savings and loan and insurance conversions

  distressed utilities

     Current dividend or interest income is not a factor for the Funds when choosing securities. Each stock is judged on its potential for above-average capital appreciation, using a value approach that emphasizes:

  equities with positive cash flow

  low market capitalization-to-revenue ratio

  desirable EBITDA (earnings before interest, taxes, depreciation and amortization)

2

  motivated management

  little attention from Wall Street

     Research sources include company documents, subscription research services, select broker/dealers and direct company contact.

     It is our initial intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

     The Funds’ investment strategy and policies are not fundamental and may be changed without shareholder approval; however, we will provide 60 days’ advance notice if we change the Funds’ principal investment strategies and policies. For more about the Funds’ investment strategies and policies, please see the Funds’ Statement of Additional Information (“SAI”).

     The Funds may be suitable for the more aggressive section of an investor’s portfolio. The Funds are designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in any of the Funds should not be considered a complete investment program.

MAIN RISKS

Risks applicable to each Fund

  The Funds are subject to the typical risks of equity investing, including the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

  Loss of money is a risk of investing in any of the Funds.

  Other than company-specific risks, the factor most likely to impact each Fund’s performance would be a sharp increase in interest rates, which generally causes equity prices to fall.

  Investing in companies emerging from bankruptcy presents special risks. Although companies emerging from bankruptcy usually have improved balance sheets as a part of the restructure, they are often subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. Often, if such a company does not meet its plan, it has few, if any, alternatives. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructures are more likely than others to remain undervalued.

3

  Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid. The focus on corporate restructures means these securities are more likely than others to remain undervalued.

Temporary Defensive Positions

     During adverse economic, market or other conditions, a Fund may take temporary defensive positions such as investing up to 100% of its assets in securities that would not ordinarily be consistent with its objective, including cash and cash equivalents. A Fund may not achieve its goal when so invested.

PERFORMANCE

Small Cap Value Fund

     The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The table compares its performance with that of both the Russell 2000® Index, an unmanaged index made up of smaller capitalization issues and the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table give you some idea of the risks involved in investing in the Small Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results.

4

KEELEY Small Cap Value Fund

Year-by-year total return as of 12/31 each year (%)1

1     The KEELEY Small Cap Value Fund has returned 13.15% year-to-date as of June 30, 2007.

BEST QUARTER		WORST QUARTER
Q3 1997	21.56%	Q3 1998	(20.25)%

     The bar chart and Best and Worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/06
FOR THE SMALL CAP VALUE FUND*	1 Yr	5 Yrs	10 Yrs
Return before taxes	14.17%	17.58%	15.82%
Return after taxes on distributions†	14.17%	17.15%	15.19%
Return after taxes on distributions and sale of fund shares†	9.21%	15.33%	13.99%
Russell 2000® Index **	18.37%	11.39%	9.44%
S&P 500® Index **	15.80%	6.19%	8.42%

*	This performance table reflects the payment of the 4.50% sales load on the purchase of new shares.
**	Reflects no deduction for fees, expenses and taxes.
†

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5

Mid Cap Value Fund

     The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart below shows the Mid Cap Value Fund’s total return in its first full calendar year of operations. The table compares the Mid Cap Value Fund’s performance with that of both the Russell Midcap Value Total Return® Index, and the S&P Midcap 400® Index. While the information shown in the bar chart and the table give you some idea of the risks involved in investing in the Mid Cap Value Fund, please remember that past performance (before and after taxes) doesn’t guarantee future results.

KEELEY Mid Cap Value Fund

Year-by-year total return as of 12/31 each year (%)1

1     The KEELEY Mid Cap Value Fund has returned 19.71% year-to-date as of June 30, 2007.

BEST QUARTER		WORST QUARTER
Q4 2006	10.09%	Q3 2006	(5.36)%

     The bar chart and Best and Worst quarters shown above do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/06
FOR THE MID CAP VALUE FUND*	1 Yr	Since Inception[1]
Return before taxes	5.74%	8.17%
Return after taxes on distributions†	5.74%	8.17%
Return after taxes on distributions and sale of fund
shares†	3.71%	6.98%
Russell Midcap Value Total Return® Index **	20.22%	16.40%
S&P Midcap 400® Index **	10.32%	10.45%

6

[1]	Inception date is August 15, 2005.
*	This performance table reflects the payment of the 4.50% sales load on the purchase of new shares.
**	Reflects no deduction for fees, expenses and taxes.
†

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All Cap Value Fund

     The All Cap Value Fund has not been in operation for a full calendar year. As a result, annual performance information is not available for the All Cap Value Fund at this time.

Small-Mid Cap Value Fund

     The Small-Mid Cap Value Fund has not been in operation for a full calendar year. As a result, annual performance information is not available for the Small-Mid Cap Value Fund at this time.

EXPENSES

     The table below shows what fees and expenses you could face as a shareholder of each of the Funds. Keep in mind that future expenses may be higher or lower than those shown.

		Small-Mid	Small-Mid
		Cap Value	Cap Value
Shareholder Transaction		Fund	Fund
Expenses (Fees Paid Directly	Small Cap	Class A	Class I	Mid Cap	All Cap
From Your Investment)	Value Fund	Shares	Shares	Value Fund	Value Fund
Maximum Sales Load on
Purchases (as a percentage
of offering price) (a)	4.50%	4.50%	None	4.50%	4.50%
Maximum Sales Load on
Reinvested Dividends
(as a percentage of offering
price) (b)	None	None	None	None	None
Maximum Deferred
Sales Load	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

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		Small-Mid	Small-Mid
Annual Fund		Cap Value	Cap Value
Operating Expenses		Fund	Fund
(As a Percentage of	Small Cap	Class A	Class I	Mid Cap	All Cap
Average Net Assets)	Value Fund	Shares	Shares	Value Fund	Value Fund
Management Fees	0.96%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.25%	0.00%	0.25%	0.25%
Other Expenses	0.18%	6.07% (d)	6.07% (d)	1.02%	2.72%
Total Annual Fund Operating
Expenses	1.39%	7.32%	7.07%	2.27%	3.97%
Fee Waiver/Expense
Reimbursement (c)	N/A	-5.93%	-5.93%	-0.78%	-2.48%
Net Annual Operating
Expenses	1.39%	1.39%	1.14%	1.49%	1.49%

(a)	Sales charges are reduced for purchases of $50,000 or more. See “How shares are priced.”
(b)	The Funds’ Transfer Agent charges a fee of $15 for each wire redemption and $5 for each telephone exchange. At the discretion of the Adviser or Transfer Agent, those fees may be waived.
(c)

On October 1, 2006, the Adviser contractually agreed to waive a portion of its fee or reimburse the Funds to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets exceed 2.50% for the Small Cap Value Fund, 1.49% for the Mid Cap Value Fund, and 1.49% for the All Cap Value Fund. On August 15, 2007, the Adviser contractually agreed, effective October 1, 2007, to waive a portion of its fee or reimburse the Mid Cap Value Fund and the All Cap Value Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for each Fund exceed 1.39%. On May 17, 2007, the Adviser contractually agreed, effective August 15, 2007, to waive a portion of its fee or reimburse the Small-Mid Cap Value Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Class A Shares exceed 1.39%, and to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Class I Shares exceed 1.14%. The Net Annual Operating Expenses above are presented as if the new expense waivers were in effect for the previous fiscal period. The waiver for the Small Cap Value Fund expires September 8, 2007, subject to renewal at the time the Board of Directors of the Fund considers the continuation of the Investment Advisory Agreement between the Adviser and the Small Cap Value Fund for an additional year. The waivers for the Mid Cap Value Fund and the All Cap Value Fund are in effect through September 30, 2008. The waivers for the Class A Shares and the Class I Shares of the Small-Mid Cap Value Fund are in effect from the inception of the Fund and will expire on September 30, 2009.

(d)	Data for Other Expenses for Class A and Class I Shares of Small-Mid Cap Value Fund is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

Example

     This example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. It does not represent each Fund’s actual expenses and returns, either past or future. This example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

     This example assumes that:

  You invest $10,000 in the Fund for the time periods indicated

  You redeem all your shares at the end of those periods

8

  Your investment has a 5% return each year

  You reinvest your dividends and distributions

  The Fund’s operating expenses remain the same

     Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund	$585	$ 870	$1,176	$2,043
Small-Mid Cap Value Fund
Class A	$585	$1,467	N/A	N/A
Class I	$116	$ 992	N/A	N/A
Mid Cap Value Fund	$595	$ 980	$1,470	$2,818
All Cap Value Fund	$595	$1,153	$1,982	$4,131

PORTFOLIO HOLDINGS

     A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s SAI and on the Funds’ website at www.keeleyfunds.com.

MANAGEMENT

     Investment Adviser and Portfolio Manager — The investment adviser for the Funds is Keeley Asset Management Corp. (the “Adviser”), 401 South LaSalle Street, Suite 1201, Chicago, IL 60605. The Adviser supervises, administers and continuously reviews each Fund’s investment program, following policies set by the Funds’ Boards of Directors. As of June 30, 2007, the Adviser had approximately $8.5 billion in assets under management.

     John L. Keeley, Jr., President and Director of the Funds, is the Adviser’s sole shareholder. He has been President and primary investment manager for the Adviser since its incorporation in 1981. He is the Portfolio Manager for the Funds and is primarily responsible for day-to-day management of each of the Funds. The SAI provides additional information about Mr. Keeley’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Small Cap Value Fund

     The Adviser has provided investment advisory services to the Fund since its inception. The Small Cap Value Fund pays the Adviser a monthly fee at an annual rate of 1.00% for the first $1 billion and 0.90% in excess of $1 billion of the average daily net assets. Until September 8, 2007, the Adviser will waive part of its fee or reimburse the Small Cap Value Fund if its annual operating expenses exceed 2.50% of net assets. This limitation excludes taxes, interest charges, litigation and other extraordinary expenses, and brokerage commissions and other charges from buying and selling the Small Cap Value

9

Fund’s securities. The waiver for the Small Cap Value Fund expires September 8, 2007, subject to renewal at the time the Board of Directors of the Fund considers the continuation of the Investment Advisory Agreement between the Adviser and the Small Cap Value Fund for an additional year.

Small-Mid Cap Value Fund

     The Adviser has provided investment advisory services to the Fund since its inception. Both the Class A Shares and the Class I Shares of the Small-Mid Cap Value Fund pay the Adviser a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million.

     Until September 30, 2009, the Adviser has agreed to waive its management fee or reimburse the Class A Shares for expenses, including organizational expenses, so that the Class A Shares’ total operating expenses (on an annual basis) do not exceed 1.39% of the average daily net assets. Until September 30, 2009, the Adviser has agreed to waive its management fee or reimburse the Class I Shares for expenses, including organizational expenses, so that the Class I Shares’ total operating expenses (on an annual basis) do not exceed 1.14% of the average daily net assets. These limitations exclude taxes, interest charges, litigation and other extraordinary expenses, and brokerage commissions and other charges from buying and selling Fund securities. After such time, the Adviser may voluntarily continue to waive a portion of its management fee or reimburse either the Class A Shares or the Class I Shares for expenses, but it will not be obligated to do so. Any such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

Mid Cap Value and All Cap Value Funds

     The Adviser has provided investment advisory services to the Funds since their inceptions. Both the Mid Cap Value and the All Cap Value Funds pay the Adviser a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million.

     On October 1, 2006, the Adviser contractually agreed to waive a portion of its management fee or reimburse the Mid Cap Value and All Cap Value Funds to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets exceed 1.49% for the Mid Cap Value Fund, and 1.49% for the All Cap Value Fund. On August 15, 2007, the Adviser contractually agreed, effective October 1, 2007 through September 30, 2008, to waive a portion of its management fee or reimburse the Mid Cap Value and All Cap Value Funds for expenses, including organizational expenses, so that each Fund’s total operating expenses (on an annual basis) do not exceed 1.39% of each Fund’s average daily net assets. These limitations exclude taxes, interest charges, litigation

10

and other extraordinary expenses, and brokerage commissions and other charges from buying and selling Fund securities. After such time, the Adviser may voluntarily continue to waive a portion of its management fee or reimburse either the Mid Cap Value or All Cap Value Funds for expenses, but it will not be obligated to do so. Fee and expense waivers and reimbursements would have the effect of lowering the overall expense ratio for a Fund and increase its overall return to investors. Any such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

     Fee and expense waivers and reimbursements have the effect of lowering the overall expense ratio for a Fund and increase its overall return to investors. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

     A discussion of the factors considered by the Board in renewing each Fund’s investment advisory contract with the Adviser is included in each Fund’s semi-annual report for the period ending March 31, and a discussion for approving an amendment to the existing investment advisory agreement to include the new Small-Mid Cap Value Fund will be included in the Funds’ Annual Report for the period ending September 30, 2007.

Other Service Providers

     Administrator — U.S. Bancorp Fund Services, LLC performs administrative services for the Funds, including handling required tax returns and various filings, monitoring the Funds’ expenses and compliance issues and other generally administrative matters.

     Distributor — Keeley Investment Corp., member of NASD/SIPC, is the distributor of the Funds’ shares.

     Custodian, transfer agent, and accounting services — U.S. Bank, N.A. provides for the safekeeping of the Funds’ assets. U.S. Bancorp Fund Services, LLC maintains shareholder records, disburses dividends and other distributions, performs fund accounting and performs administrative services on behalf of the Funds.

YOUR INVESTMENT

HOW SHARES ARE PRICED

     The public offering price of each of the Funds’ shares is the net asset value (the value of one share in a Fund), plus a sales charge based on the amount of your purchase.

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     Net asset value — Net asset value (“NAV”) is calculated by dividing a Fund’s total assets, minus any liabilities, by the number of shares outstanding. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time) every day the NYSE is open.

     The day’s NAV will be used for all buy or sell orders received since the preceding computation.

     Here’s how the value of a Fund’s assets is determined:

  A security listed on an exchange or quoted on a national market system is valued at the last sale price or, if it wasn’t traded during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they’re valued at closing over-the-counter bid prices.

  If a security is traded on more than one exchange, it’s valued at the last sale price on the exchange where it’s principally traded.

  Debt securities (other than short-term obligations) in normal institutional-size trading units are valued by a service that uses electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices.

  Short-term obligations (debt securities purchased within 60 days of their stated maturity date) are valued at amortized cost, which approximates current value.

Fair Valued Securities

  Securities for which market quotations are not readily available and securities for which the Funds have reason to believe the market quote should not be relied upon are valued in accordance with procedures approved by the Funds’ Boards of Directors. Since most of the Funds’ securities are traded on U.S. exchanges, the Funds do not expect that there would be many times when a fair value determination would be required. Although market price is usually the best indicator of value, if there is very little trading in a security, the Funds may determine that the reported market price is not an accurate reflection of the security’s value and should not be relied upon. Other times when a Fund would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day. In such cases, the Fund's value for a security may be different from most recent quoted market values, which could affect net asset value and result in a purchaser paying a higher or lower price to purchase Fund shares, and a redeeming shareholder receiving less or more than such shareholder would have received, if market quotations had been available and had been used to establish value.

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     Sales charge — The chart below shows how the sales charge varies with the amount of your purchase for Small Cap Value, Class A Shares of Small-Mid Cap Value, Mid Cap Value and All Cap Value Funds.

	Sales Charge as a Percentage of
			Dealer Reallowance
		Net Amount	as a Percentage of
Single Transaction Amount	Offering Price	Invested	Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 - less than $100,000	4.00%	4.17%	3.50%
$100,000 - less than $250,000	3.00%	3.09%	2.50%
$250,000 - less than $500,000	2.50%	2.56%	2.00%
$500,000 and over	1.00%	1.01%	0.50%

     Various individuals and organizations who meet a Fund’s requirements may buy Class A Shares at NAV – that is, without the sales charge. Generally, these include institutional investors such as banks and insurance companies, investment advisers and their clients, certain tax-exempt entities (including IRAs, pension and profit sharing plans) with a minimum $25,000 investment, purchasers with brokerage accounts in which they are charged fees based on the value of the account rather than commissions on transactions, sales through certain internet brokers, sales to pension and profit sharing plans for which Charles Schwab acts as a trustee, broker/dealer or recordkeeper, and customers of financial institutions clearing through Charles Schwab. For a more detailed list of those who may qualify for fee waivers, plus a description of the requirements, please see the respective Fund’s SAI.

     All Class I Shares are available at NAV. You may be eligible to buy Class I Shares of the Small-Mid Cap Value Fund. Please see “Buying Shares” under “How to Buy, Sell and Exchange Shares” and refer to the SAI for further details.

     The Funds provide free of charge, through their Website at www.keeleyfunds.com, and in a clear and prominent format, information regarding who is eligible for reduced sales loads or waivers of the sales load, and what information must be provided to qualify. The site includes a hyperlink to that information.

     See also “Right of Accumulation” and “Letter of Intent” under “Shareholder Privileges.”

Distribution Plan (12b-1)

     With the exception of the Class I Shares of the Small-Mid Cap Value Fund, each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under this Plan, the fee is 0.25% per year of a Fund’s average net assets (calculated on a daily basis). Because these fees are paid out of each of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

13

     The Distributor and the Adviser may make cash payments, which are referred to as revenue share payments, to dealer firms as incentives to sell a Fund’s shares, to promote retention of their dealer firms’ customers’ assets in the Funds and to reimburse dealer firms for distribution and other expenses. These payments are in addition to any sales load and 12b-1 fees that the dealer firms may receive from each of the Funds or the Distributor. Revenue share payments would come from the Distributor or Adviser’s own resources and not from the Funds, will not change the price of a Fund’s shares and will not reduce the amount of proceeds which a Fund receives from the sale of shares. However, the Distributor or Adviser may be reimbursed for some or all of such payments from the 12b-1 fees paid by a Fund to the Distributor. The amount of such payments could be significant to a dealer firm. The Distributor will determine, in its own judgment, whether to make revenue share payments to any dealer firm.

HOW TO BUY, SELL AND EXCHANGE SHARES

Buying Shares

     While the Small Cap Value, Mid Cap Value and All Cap Value Funds only offer one share class, the Small-Mid Cap Value Fund offers two different share classes: Class A Shares and the Class I Shares. The Class A Shares of the Small-Mid Cap Value Fund are identical to the shares offered by the other Funds. The only difference is the official designation of those shares as Class A Shares.

     Class A Shares and Class I Shares of the Small-Mid Cap Value Fund have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Please see the SAI for further details. For the purposes of this Prospectus, existing shares in the Small Cap Value, Mid Cap Value and All Cap Value Funds will be considered equivalent to Class A Shares of the Small-Mid Cap Value Fund.

     You can buy a Fund’s shares directly from the Distributor, or from selected broker/ dealers, financial institutions and other service providers. Some of these other parties may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you invest through a third party, policies and fees may differ from those described here. If you are investing through a third party, you should read any program materials they may provide to you before you invest through them.

     Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

     In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are a non-individual (such as a

14

corporation, partnership or trust), you must supply your legal name, the address of principal place of business, office or other physical location, taxpayer identification number, and documents that evidence existence of the entity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-933-5391 if you need additional assistance when completing your Application.

     If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.

     Each Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

     The minimum initial investment for the Small Cap Value, Class A Shares of the Small-Mid Cap Value, the Mid Cap Value and the All Cap Value Funds is $1,000 ($250 for IRAs and Automatic Investment Plan accounts), and the minimum for additional investments in each Fund is $50 and is subject to change at any time.

     Class I Shares are registered to be offered by the Small-Mid Cap Value Fund only and are not subject to a sales charge or any Rule 12b-1 fees. The minimum initial investment for Class I Shares of the Small-Mid Cap Value Fund is $1.0 million, and the minimum for additional investments is $10,000 and is subject to change at any time. The minimum initial investment and the minimum additional investment requirements will not apply to purchases made by tax-exempt entities (including qualified retirement plans) with at least $25.0 million in assets, made through a sponsor or record keeper that aggregates purchases by such plans and maintains shares owned by such plans in a single account. These minimum investment requirements will also not apply to purchases made through a registered investment adviser, provided the purchase is made with related accounts which taken together at the time of purchase total at least $1.0 million. Additionally, the Fund in its sole discretion may waive the minimum initial investment to establish certain Class I Share accounts. Class I Shares carry a $1.0 million minimum initial investment and are only available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.

     Your order will be processed at the next calculated appropriate price after a Fund receives your order in proper form. Each Fund may enter into arrangements with third parties, including broker/dealers, financial institutions and other service providers to process purchase and redemption orders on behalf of the Fund on an expedited basis. In those cases, when the third party receives the purchase or redemption order, it will be treated as though the Fund had received the order for purposes of pricing. Payment should be made in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to the “KEELEY Small Cap Value Fund,” “KEELEY Small-Mid Cap Value Fund.” “KEELEY Mid Cap Value Fund” or “KEELEY All Cap Value Fund.” The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent fraud, the Funds will not accept third party checks, U.S.

15

Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     If your check is returned for any reason, you’ll be charged a $25 fee as well as for any loss incurred by the Funds.

     While the Funds do not issue stock certificates for shares purchased, you will receive a statement confirming your purchase.

EACH FUND RESERVES THE RIGHT TO REJECT ANY
PURCHASE ORDER IF THE FUND BELIEVES THAT IT IS IN
THE FUND’S BEST INTEREST TO DO SO.

By wire transfer

Opening an account

     If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent at 1-888-933-5391 to make arrangements with a telephone service representative to submit your completed Application via mail, overnight delivery, or facsimile. Upon receipt of your Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

  Have your bank wire the amount you want to invest to:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
ABA #: 075000022
Credit U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further credit: KEELEY [Fund name here]
Shareholder name and account number

     Wired funds must be received prior to 4:00 p.m. EST to be eligible for same day pricing. Neither the Funds nor U.S. Bank, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Adding to your account

     For the Small Cap Value Fund, Class A Shares of the Small-Mid Cap Value Fund, the Mid Cap Value Fund and the All Cap Value Fund, you can add to your account anytime in investments of $50 or more. For the Class I Shares of the Small-Mid Cap Value Fund you can add to your account anytime in investments of $10,000 or more. If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that

16

your bank include complete information about your account in all wire instructions. Prior to sending your wire, please call the Transfer Agent at 1-888-933-5391 to advise them of your intention to wire funds to your account. This will ensure prompt and accurate credit.

By mail

     The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase applications does not constitute receipt by the Transfer Agent of the Funds.

Opening an account

  Write a check for the amount you want to invest, payable to [Fund name here].
  Mail your payment with a completed purchase application (included with this prospectus) to:
KEELEY [Fund name here]	For overnight delivery, use this address:
c/o U.S. Bancorp Fund Services, LLC	KEELEY [Fund name here]
P.O. Box 701	c/o U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53201-0701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Selling Shares

     You can redeem your shares in any of the Funds at anytime by mail or telephone for shares you hold directly at the Fund.

     Shareholders who have an IRA or other retirement plan account must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

     If your account is with the Distributor or a selected broker/dealer, you must give your request to that firm. The broker/dealer is responsible for placing your request and may charge you a fee.

     Otherwise, here’s how to sell your shares:

By mail

     Send the transfer agent a written redemption request in proper order, including:

  your account name and number

  the number of shares or dollar amount to be redeemed

  the signature of each registered owner, exactly as the shares are registered

17

  documentation required from corporations, executors, administrators, trustees, guardians, agents and attorneys-in-fact
Mail to:	For overnight delivery, use this address:
KEELEY [Fund name here]	KEELEY [Fund name here]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

     The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Funds.

     Signature guarantees — If you request a direct redemption of more than $25,000, or you want the proceeds sent to any person, address, or bank not on the account, or the request comes within 15 days of an address change, we require signature guarantees. Signature guarantees are also required when changing account ownership, and when establishing or modifying certain services on an account. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. These guarantees may seem inconvenient, but they’re intended to protect you against fraud. A notary public is not acceptable. The guarantor pledges your signature is genuine and, unlike a notary public, is financially responsible if it is not.

     Eligible guarantors include qualified:

  Banks, credit unions and savings associations

  Broker/dealers

  National securities exchanges

  Registered securities associations

  Clearing agencies

By phone

     To redeem shares of up to $25,000 by phone, call the Transfer Agent at 1-888-933-5391. The Funds follow procedures to confirm that telephone instructions are genuine and send payment only to the address of record or the designated bank account. The Funds are not liable for following telephone instructions reasonably believed to be genuine.

     If you do not want telephone transaction privileges, check the box on the purchase application.

     Payment — When you sell your shares, the amount of money you receive is based on the NAV next calculated after your request is received. This amount may be more or less than what you paid for the shares.

     When you sell your shares of any Fund, it is a taxable event for federal tax purposes. You may realize a capital gain or loss. You may want to check with your tax adviser.

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     The Funds will send payment for shares redeemed within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent. You may request to have a check sent to your address of record, have proceeds wired to your bank account of record, or send funds via electronic funds transfer through the Automated Clearing House (“ACH”) network to a pre-designated account. The Transfer Agent charges a $15 wire fee. There is no charge when proceeds are sent via the ACH system but credit may not be available for 2-3 days.

     The Funds will not send redemption proceeds until checks for the purchase of the shares have cleared — up to 15 days.

     We may suspend redemptions if the New York Stock Exchange closes or for other emergencies. Please see the Funds’ SAIs for details.

     Small accounts — If (i) the value of your account for investments in the Small Cap Value Fund, Class A Shares of the Small-Mid Cap Value Fund, Mid Cap Value Fund or All Cap Value Fund falls below $250, or (ii) the value of your account for investments in the Class I Shares of the Small-Mid Cap Value Fund falls below $500,000, we reserve the right to redeem your shares and send you the proceeds. Currently, however, each Fund’s practice is to maintain small accounts instead of closing them out. In the event that there is a change in this policy, you will receive advance notice.

Exchanging Shares

     You may exchange some or all of your Fund shares between identically registered accounts of the other Funds or for shares in First American Prime Obligations Fund (the “Prime Obligations Fund”). The minimum exchange amount for exchanges between the Funds is $250. The minimum exchange amount for exchanges between any of the Funds and shares in the Prime Obligation Fund is $1,000 for an initial exchange and $250 or more for subsequent exchanges. For exchange purposes, the shares offered by the Small Cap Value, the Mid Cap Value and the All Cap Value Funds shall be deemed to be equivalent to the Class A Shares of the Small-Mid Cap Value Fund, and may be exchanged for Class A Shares of the Small-Mid Cap Value Fund. Class I Shares of the Small-Mid Cap Value Fund may not be exchanged for Class A Shares in any of the Funds, however, you may exchange Class I Shares of the Small-Mid Cap Value Fund for Class A Shares of the Prime Obligations Fund.

     Prior to making such an exchange, you should obtain and carefully read the Prime Obligations Fund’s prospectus. To obtain the Prime Obligations Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-248-6314 for Class A Shares of the Funds or 1-888-933-5391 for Class I Shares of the Small-Mid Cap Value Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Adviser of an investment in the Prime Obligations Fund and may be changed or canceled by the Funds at any time upon 60 days’ notice. The Prime Obligations Fund is not affiliated with the Funds or the Adviser, however, an affiliate of the Transfer Agent and Distributor advises the Prime Obligations Fund. In addition, the Prime

19

Obligations Fund’s distributor is entitled to receive a fee from the Class A Shares of the Prime Obligations Fund for distribution services at the annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

     There is a maximum of four exchanges over 12 months. The exchange must be between identically registered accounts. The Funds consider two exchanges between any of the KEELEY Funds and a different KEELEY Fund (Small Cap Value, Small-Mid Cap Value, Mid Cap Value or All Cap Value), or the Prime Obligations Fund for more than $250,000 within a five business day period to be market timing, and will bar the account holder from making additional purchases in the Funds. See “Frequent Purchases and Redemptions of Fund Shares.”

     A Fund’s shares will be redeemed at the next determined NAV after your request is received, and Prime Obligations Fund or different KEELEY Fund shares will be purchased at the per share NAV next determined at or after redemption.

     You also can move your exchanged shares, plus any Prime Obligations Fund or other KEELEY Fund’s shares purchased with reinvested dividends, back into a Fund with no sales charge (as long as your investment remained continuously in the Prime Obligations Fund or KEELEY Fund between withdrawal and reinvestment). However, if you originally invested in Class A Shares or their equivalent and have exchanged into Prime Obligations Fund shares, you may not then move into Class I Shares of the Small-Mid Cap Fund unless you meet the investment minimum of those shares.

     Your exchange is subject to the terms of the Prime Obligations Fund or any of the KEELEY Fund shares. Ask us for a copy of their prospectuses and read them carefully before investing.

     Exchanges can be requested by mail or telephone (unless you refuse telephone transaction privileges on your purchase application). There is a $5 fee for telephone exchanges. The Funds follow procedures to confirm that telephone instructions are genuine. We aren’t liable for following telephone instructions reasonably believed to be genuine.

     An exchange is a taxable event for federal tax purposes. You may realize a capital gain or loss. Be sure to check with your tax adviser before making an exchange.

     The Funds reserve the right to change or eliminate the exchange privilege. If the Funds change that privilege, you will receive advance notice.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     The Boards of Directors have adopted policies and procedures to discourage frequent trading in the Funds’ shares (often called market timing). The Funds believe that their sales charge (at a maximum of 4.50%) coupled with a maximum of four exchanges per year makes it difficult for a purchaser to utilize the Funds for market timing. Although the Funds do not believe they are subject to the risks of market timing (such as utilizing pricing differentials), frequent trading disrupts the investment strategies of the Funds because it requires the Funds to maintain excess cash or to liquidate investments before they otherwise would do so, which also tends to increase portfolio turnover and brokerage costs and can adversely

20

affect tax efficiency. The Funds’ procedures provide that the Funds will not enter into any agreements or “understandings” with anyone that specifically permit frequent trading. The Funds will attempt to identify purchasers who engage in frequent trading and if and when identified, will bar such purchasers from making additional purchases of Fund shares.

     Although the Funds make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account (although there can be no assurance that the Funds would do so). The Funds’ ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon the systems’ capabilities, applicable contractual restrictions, and cooperation of those intermediaries. The Funds consider any purchase and redemption of more than $250,000 in any five day business period by the same account holder (in the case of omnibus accounts, the ultimate beneficiary of a sub-account) to fall within its definition of market timing; however, the Funds reserve the right to restrict purchasers, on a case by case basis, who trade less than that amount or make purchases and sales separated by more than five business days.

     There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

DISTRIBUTIONS AND TAXES

Distributions

     The Funds distribute their net investment income and realized capital gains, if any, to shareholders at least once a year. Your dividends and capital gains will be invested in additional shares (of the same class, as applicable) unless you write the Transfer Agent to request otherwise. There is no sales charge on reinvestments.

     If your mailed distribution check cannot be delivered by the U.S. Postal Service, or it remains outstanding for at least six months, the Funds reserve the right to reinvest the distribution amount at the current NAV at the time of such investment until you give us other instructions.

21

Taxes

     The Funds may make distributions taxable to you as either ordinary income or capital gains. The rate you pay on capital gains distributions will depend on how long the Funds have held the securities, not on how long you as a shareholder have owned your Fund shares. You will receive an annual statement showing which of your Fund distributions are taxable as ordinary income and which are taxable as capital gains.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and sale price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. An exchange of Fund shares for shares of any other fund will be treated as a sale of the Fund’s shares and is subject to the same tax consequences. Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders if they have not provided their correct taxpayer identification number.

     It is important that you consult with your tax adviser on the federal, state and local tax consequences of investing in the Funds that are unique to your tax situation.

SHAREHOLDER PRIVILEGES

     Right of Accumulation (ROA) — You may combine your new purchase with the value of any other shares of the same class for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase plus the value (based on offering price) of all other shares you own. In addition to the shares of that class that you own, you may also combine the value of the shares of that class owned by your spouse for sales charge reductions. To receive a reduced sales charge based on the accumulated value of such accounts, you must notify the Funds in writing at the time of purchase.

     Letter of Intent (LOI) — By signing a LOI you can reduce your sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of the same share class of the Funds. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date in that class. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 4.5% of the amount of the LOI will be held in escrow during the 13-month period following your initial purchase of Fund shares. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

22

     If you establish a LOI with a Fund, you can aggregate your accounts as well as the accounts of your spouse. However, you will not be allowed to aggregate investments in different share classes of the Funds. You will need to provide written instructions with respect to all other accounts whose purchases should be considered in fulfillment of the LOI.

     Automatic Investment Plan (AIP) — You may buy shares automatically each month, by having $50 or more withdrawn from your bank account and invested in the Small Cap Value Fund, the Class A Shares of the Small-Mid Cap Value Fund, Mid Cap Value Fund or All Cap Value Fund. The minimum to open an AIP account is $250. There is no service fee for this option. To establish the AIP, complete the AIP section on the purchase application or, after your account is established, complete an AIP application (available from each Fund). Under the AIP, you may make regular monthly investments of $50 or more in a Fund directly from your checking or savings account. In order to participate, your financial institution must be a member of the Automated Clearing House (ACH) network. We are unable to debit mutual fund or pass through accounts. If your payment is rejected by the bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to the effective date.

THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE THESE
PRIVILEGES WITH AT LEAST 30 DAYS NOTICE.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds offer a variety of retirement plans that may help you shelter part of your income from taxes. For complete information, including applications, call 1-888-933-5391.

23

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the Small Cap Value Fund for the past five (5) years, and of the Mid Cap Value and All Cap Value Funds since their inception dates. The Small-Mid Cap Value Fund commenced operations on August 15, 2007, and as a result, there is no historical financial performance information available at this time. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Except for the information related to the six months ended March 31, 2007, this information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report. The annual report and the semi-annual report are available upon request.

Small Cap Value Fund

	Six Months
	Ended
	March 31,
	2007		Year Ended September 30,
Per share data (1)	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning
of period	$23.29		$21.73	$16.98	$12.44	$10.95	$11.22
Income from investment
operations:
Net investment loss	(0.06)		(0.07)	(0.06)	(0.06)	(0.08)	(0.11)
Net realized and unrealized
gains on investments	3.92		2.04	5.41	4.60	2.23	0.42
Total from investment operations	3.86		1.97	5.35	4.54	2.15	0.31
Less distributions:
From net realized gain	—	(2)	(0.41)	(0.60)	—	(0.66)	(0.58)
Net asset value, end of period	$27.15		$23.29	$21.73	$16.98	$12.44	$10.95
Total return (3) (4)	16.57%		8.25%	32.37%	36.45%	20.61%	2.57%
Ratios/supplemental data:
Net assets, end of period
(in 000’s)	$4,188,378		$2,753,840	$850,184	$206,976	$90,471	$63,894
Ratio of expenses to average
net assets (5)	1.33%		1.39%	1.52%	1.64%	1.75%	1.72%
Ratio of net investment loss
to average net assets (5)	(0.49)%		(0.47)%	(0.50)%	(0.57)%	(0.68)%	(0.90	) %
Portfolio turnover rate (4)	25.38%		17.58%	22.93%	29.63%	38.83%	45.31%

(1)

Per share data is for a share outstanding throughout the period. On July 10, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted to two shares on that date. Per share data for the past five years is for a share outstanding throughout the period reflecting the impact of the stock split.

(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

24

Mid Cap Value Fund

				Period from
				August 15, 2005
	Six Months			(Commencement
	Ended		Year Ended	of Operations) to
	March 31, 2007		September 30,	September 30,
Per share data (1)	(Unaudited)		2006	2005
Net asset value, beginning of period	$ 10.60		$ 10.43	$ 10.00
Income from investment operations:
Net investment loss	(0.01)		(0.08)	(0.01)
Net realized and unrealized
gains on investments	1.78		0.25	0.44
Total from investment operations	1.77		0.17	0.43
Net asset value, end of period	12.37		$ 10.60	$ 10.43
Total return (2) (3)	16.70%		1.63%	4.30%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$64,761		$54,513	$11,469
Ratio of net expenses to average net assets:
Before expense reimbursement (4)	1.50	% (5)	2.27%	9.87%
After expense reimbursement (4)	1.50	% (5)	1.94%	2.00%
Ratio of net investment loss to average
net assets:
Before expense reimbursement (4)	(0.13)%		(1.42)%	(9.19)%
After expense reimbursement (4)	(0.12)%		(1.10)%	(1.32)%
Portfolio turnover rate (3)	43.78%		63.76%	0.00%

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)

The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement. The before expense reimbursement and after expense reimbursement ratios excluding interest expense were 1.49% and 1.49%, respectively, for the six months ended March 31, 2007.

25

All Cap Value Fund

			Period from
			June 14, 2006
	Six Months		(Commencement of
	Ended March 31, 2007		Operations) to
Per share data (1)	( Unaudited)		September 30, 2006
Net asset value, beginning of period	$ 9.93		$ 10.00
Income from investment operations:
Net investment loss	(0.01)		(0.01)
Net realized (and unrealized) gains
(losses) on investments	2.00		(0.06)
Total from investment operations	1.99		(0.07)
Less distributions:
Net Investment Income	—	(2)	—
Net asset value, end of period	$ 11.92		$ 9.93
Total return (3) (4)	20.07%		(0.70)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$ 34,154		$ 14,928
Ratio of expenses to average net assets:
Before expenses reimbursement (5)	1.89	% (6)	3.97%
After expense reimbursement (5)	1.51	% (6)	1.72%
Ratio of net investment loss to average
net assets:
Before expense reimbursement (5)	(0.63)%		(2.82)%
After expense reimbursement (5)	(0.24)%		(0.57)%
Portfolio turnover rate (4)	26.74%		25.66%

(1)	Per share data is for a share outstanding throughout the period.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)

The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement. The before expense reimbursement and after expense reimbursement ratios excluding interest expense were 1.87% and 1.49%, respectively, for the six months ended March 31, 2007.

26

PRIVACY STATEMENT

     Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

  Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income and date of birth.

  Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information and other financial information.

     The Funds do not disclose any nonpublic information about their current or former consumers or customers to nonaffiliated third parties, except as permitted by law.

     For example, if you maintain a brokerage account with Keeley Investment Corp., the Funds disclose information that they collect to National Financial Services, LLC (a clearing broker) in connection with its services in maintaining accounts and clearing transactions, and to affiliated companies of the Funds, including: Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc., KEELEY Funds, Inc. and their service providers.

     Keeley Investment Corp. is the Distributor and Keeley Asset Management Corp. is the Investment Adviser for the Keeley Funds.

     The Funds restrict access to your nonpublic information to those persons who require such information to provide products or services to you, by maintaining physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

     To reduce expenses, the Funds may mail only one copy of the Funds’ prospectus, each SAI and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-933-5391 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

PS-1

TO LEARN MORE ABOUT THE FUNDS

Ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI). Each Fund’s SAI includes additional information about each respective Fund. The Funds’ SAIs are incorporated by reference and are, therefore, legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORT. Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports. The Funds’ annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a copy of the Funds’ SAIs and annual/semi-annual reports without charge or to request other information about each Fund:

BY TELEPHONE
Call Toll Free 1-888-933-5391

BY MAIL
Write to:
KEELEY [Fund name here]
401 South LaSalle Street, Suite 1201
Chicago, IL 60605

BY E-MAIL
Send your request to info@keeleyfunds.com

View online or download the Funds’ prospectuses
and application and the SAIs at the
KEELEY Website: www.keeleyfunds.com

You can review and copy information about the Funds, (including the SAIs) at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Commission’s Public Reference Room by calling the Commission at (202) 551-8090. Reports and other information about each Fund also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Keeley Small Cap Value Fund, Inc.: SEC file number 811-7760

Keeley Funds, Inc.: SEC file number 811-21761

STATEMENT OF ADDITIONAL INFORMATION
August 15, 2007, as supplemented December 31, 2007

KEELEY FUNDS, INC.

KEELEY Small Cap Value Fund	401 SOUTH LASALLE STREET
Class A Shares	CHICAGO, ILLINOIS 60605
Class I Shares	312-786-5050
888-933-5391
KEELEY Small-Mid Cap Value Fund
Class A Shares
Class I Shares

KEELEY Mid Cap Value Fund
Class A Shares
Class I Shares

KEELEY All Cap Value Fund
Class A Shares
Class I Shares

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the current Prospectus of KEELEY Small Cap Value Fund, KEELEY Small-Mid Cap Value Fund, KEELEY Mid Cap Value Fund, and KEELEY All Fund Value Cap (the “Funds” or the “Fund”) dated August 15, 2007, as supplemented December 31, 2007 and any additional supplements thereto.

A copy of the Prospectus and the Annual and Semi-Annual Reports to Shareholders may be obtained free of charge from the Fund at the address and telephone number listed above.

[Audited financial statements, which are contained in the Funds’ Annual Report dated September 30, 2007, are incorporated by reference into this SAI.]

TABLE OF CONTENTS

INTRODUCTION	3

GENERAL INFORMATION AND HISTORY	3

INVESTMENT OBJECTIVE AND STRATEGIES	3

INVESTMENT POLICIES AND RISK CONSIDERATIONS	5

INVESTMENT RESTRICTIONS	7

PORTFOLIO TURNOVER	9

MANAGEMENT OF THE FUNDS	9

INVESTMENT ADVISER	13

PORTFOLIO MANAGER	14

ADMINISTRATION SERVICES	15

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	15

NET ASSET VALUE	16

PURCHASES AND REDEMPTION OF SHARES	17

SALES AT NET ASSET VALUE	17

EXCHANGE PRIVILEGE	18

TAXATION	18

DISTRIBUTION OF SHARES	23

RULE 12b-1 DISTRIBUTION PLAN	23

PORTFOLIO TRANSACTIONS AND BROKERAGE	25

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	27

PROXY VOTING	27

DISCLOSURE OF PORTFOLIO HOLDINGS	28

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

ADDITIONAL INFORMATION	29

INTRODUCTION

     This Statement of Additional Information (“SAI”) contains further discussion of the Funds’ securities and investment techniques that are described in the Prospectus. The information contained in this document is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Funds’ securities and investment techniques. Captions and defined terms in the SAI generally correspond to those captions and terms as defined in the Prospectus.

     This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of the SAI at any time shall not imply that there has been no change in the affairs of the Funds since the date hereof.

GENERAL INFORMATION AND HISTORY

     The KEELEY Small Cap Value Fund, the KEELEY Small-Mid Cap Value Fund, the KEELEY Mid Cap Value Fund and the KEELEY All Cap Value Fund (the “Funds”) each are a diversified series of Keeley Funds, Inc. (the “Corporation”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation was incorporated in Maryland on April 6, 2005 and commenced operations on August 12, 2005. KEELEY Small Cap Value Fund, Inc., the predecessor to KEELEY Small Cap Value Fund, was incorporated in Maryland on May 17, 1993, registered under the 1940 Act on July 27, 1993 and commenced operations on October 1, 1993. [On December 31, 2007, KEELEY Small Cap Value Fund, Inc. merged into a newly created series of the Corporation designated KEELEY Small Cap Value Fund.]

     Currently, the Corporation has four series: the KEELEY Small Cap Value Fund (“Small Cap Value Fund”), the successor to KEELEY Small Cap Value Fund, Inc., the KEELEY Small-Mid Cap Value Fund (“Small-Mid Cap Value Fund”), the KEELEY Mid Cap Value Fund (“Mid Cap Value Fund”), and the KEELEY All Cap Value Fund (“All Cap Value Fund”).

     The Funds each offer two share classes: Class A Shares and Class I Shares. Class A Shares and Class I Shares have different expenses and other characteristics, allowing investors to choose the class that best suits their needs. All shares of the Funds have equal voting and liquidation rights, and each share is entitled to one vote on any matters which are presented to shareholders.

INVESTMENT OBJECTIVE AND STRATEGIES

     INVESTMENT OBJECTIVE
     The investment objective of each Fund is to seek capital appreciation. The Board of Directors of the Corporation may not change the Fund’s investment objective without shareholder approval.

     KEELEY Small Cap Value Fund
     The Small Cap Value Fund seeks to achieve this objective by investing primarily in companies that have a relatively small market capitalization, $2.5 billion or less at time of each investment. The Fund has adopted a policy, which is not a fundamental policy, that under normal market conditions, the Fund will have at least 80% of its net assets plus the amount of any borrowings invested in common stocks and other equity-type securities of such companies. If the Fund changes that policy, it will give shareholders at least 60 days notice of the change. Other equity-type securities include preferred stock, convertible debt securities and warrants. Within this group of companies, the Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. These conversions are usually under-valued in relation to their peer group. The fifth category is distressed utilities. Keeley Asset Management Corp. (the “Adviser”) believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. Current dividend or interest income is not a factor when choosing securities.

     KEELEY Small-Mid Cap Value Fund
     The Small-Mid Cap Value Fund seeks to achieve its investment objective by investing primarily in companies that have a small and a mid-size market capitalization of $7.5 billion or less. The Fund has adopted a non-fundamental policy that under normal market conditions, it will have at least 80% of its net assets plus the amount of any borrowings invested in common stocks and other equity-type securities of such companies. If the Fund changes this policy, it will give shareholders at least 60 days notice of the change. Other equity-type securities include preferred stock, convertible debt securities and warrants. Within this group of companies, the Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations, and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. These conversions are usually under-valued in relation to their peer group. The Fund purchases shares of these companies after their conversion to a stock company has been completed. The fifth category is distressed utilities. The Adviser believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. Current dividend or interest income is not a factor when choosing securities.

     KEELEY Mid Cap Value Fund
     The Mid Cap Value Fund seeks to achieve its investment objective by investing primarily in companies that have a mid-size market capitalization, between $2.5 billion and $10 billion. The Fund has adopted a non-fundamental policy that under normal market conditions, it will have at least 80% of its net assets plus the amount of any borrowings invested in common stocks and other equity-type securities of such companies, including preferred stock, convertible debt securities and warrants. If the Fund changes this policy, it will give shareholders at least 60 days notice of the change. Within this group of companies, the Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations, and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. These conversions are usually under-valued in relation to their peer group. The fifth category is distressed utilities. The Adviser believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. The Fund purchases shares of these companies only after their conversion to a stock company has been completed. Current dividend or interest income is not a factor when choosing securities.

     KEELEY All Cap Value Fund
     The All Cap Value Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities, including preferred stock, convertible debt securities and warrants. The Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations, and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. These conversions are usually under-valued in relation to their peer group. The fifth category is distressed utilities. The Adviser believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. Current dividend or interest income is not a factor when choosing securities.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

     EQUITY SECURITIES
     Each of the Funds invests in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives the Funds the right to vote on measures affecting the company’s organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

     The Funds’ investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

     Because the Funds invest in stocks of issuers with smaller market capitalization, each can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks.

     DEBT SECURITIES
     Funds may invest in debt securities of corporate and governmental issuers that are “investment grade” securities (securities within the four highest grades (AAA/Aaa to BBB/Baa)) assigned by Standard and Poor’s Corporation (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”).

     The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund’s portfolio as well as on market conditions. In general, a decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     CONVERTIBLE SECURITIES
     The Funds may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

     Convertible securities generally rank senior to common stock in an issuer’s capital structure and may entail less risk of declines in market value than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

     WARRANTS
     The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     FOREIGN SECURITIES
     Each Fund may invest up to 10% of its net assets in securities of foreign issuers. The Funds do not consider ADRs and securities traded on a U.S. exchange to be foreign.

     Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. To the extent positions in portfolio securities are denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, involve certain risk considerations not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less publicly available information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protection applicable to foreign subcustodial arrangements. Although each Fund intends to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     UNSEASONED ISSUERS
     Each Fund may invest up to 15% of its net assets in the securities of “unseasoned issuers,” defined as those issuers that, together with predecessors, have been in operation for less than three years. The Adviser believes that investing in securities of unseasoned issuers may provide opportunities for long-term capital growth. Because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources, the risks of investing in such securities are greater than with common stock of more established companies.

     ILLIQUID SECURITIES
     Each Fund may invest up to 10% of its net assets in securities for which there is no ready market (“illiquid securities”), including, but not limited to, those securities that are not readily marketable either because they are restricted securities. Restricted securities are securities that have not been registered under the Securities Act of 1933 and are thus subject to restrictions on resale. Under the supervision of the Board of Directors, the Adviser determines the liquidity of each Fund’s investments. Securities that may be sold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid by the Adviser. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts.

INVESTMENT RESTRICTIONS

     Each Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, total assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment limitations.

     All the Funds have adopted the following fundamental investment restrictions, which cannot be changed without the approval of the holders of the lesser of (i) 67% of the Fund’s shares present or represented at a shareholders’ meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund:

1.	With respect to 75% of the Fund’s net assets, the Fund will not invest more than 5% of such net assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations.

2.	With respect to 75% of the Fund’s net assets, the Fund will not acquire securities of any one issuer which at the time of investment represent more than 10% of the voting securities of the issuer.

3.	The Fund will not act as an underwriter or distributor of securities other than its own capital stock, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4.	The Fund will not lend money, but this restriction shall not prevent the Fund from investing in (i) a portion of an issue of debt securities or (ii) repurchase agreements.

5.	The Fund will not purchase or sell real estate, interests in real estate or real estate limited partnerships, although it may invest in marketable securities of issuers that invest in real estate or interests in real estate.

6.	The Fund will not pledge any of its assets, except to secure indebtedness permitted by the Fund's investment restrictions.

7.	The Fund will not concentrate its investments by investing 25% or more of the value of the Fund's total assets taken at market value at the time of the investment (other than U.S. government securities) in companies of any one industry.

8.	The Fund will not purchase and sell commodities or commodity contracts except that it may enter into forward contracts to hedge securities transactions made in foreign currencies. This limitation does not apply to financial instrument futures and options on such futures.

9.	The Fund will not borrow, except that the Fund may borrow from banks as a temporary measure amounts up to 10% of its total assets, provided that (i) the total of reverse repurchase agreements and such borrowings will not exceed 10% of the Fund's total assets and (ii) the Fund will not purchase securities when its borrowings (including reverse repurchase agreements) exceed 5% of total assets. The Fund does not currently intend to enter into reverse repurchase agreements.

10.	The Fund will not issue senior securities, except for reverse repurchase agreements and borrowings as permitted by the Fund's other investment restrictions.

     In addition to the fundamental restrictions listed above, all the Funds have adopted the following non-fundamental restrictions that may be changed by the Board of Directors, without shareholder approval:

1.	The Fund will not invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in marketable securities of issuers engaged in oil, gas or mineral exploration.

2.	The Fund will not invest more than 15% of its net assets (valued at the time of investment) in securities of issuers with less than three years' operation (including predecessors).

3.	The Fund will not invest more than 10% of its net assets in securities for which there is no ready market (including restricted securities and repurchase agreements maturing in more than seven days).

4.	The Fund will not participate in a joint trading account, purchase securities on margin (other than short-term credits as necessary for the clearance of purchases and sales of securities) or sell securities short (unless the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable without payment of further consideration into an equal amount of such securities). The Fund does not currently intend to sell securities short even under the conditions described in Investment Restrictions.

5.	The Fund will not invest for the purpose of exercising control or management of any company.

6.	The Fund will not invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, nor more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to this restriction.

7.	The Fund will not acquire securities of other investment companies except (i) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (ii) where the acquisition results from a dividend or a merger, consolidation or other reorganization. In addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund.

8.	The Fund will not invest in, or write, options, puts, calls, straddles or spreads.

9.	The Fund will not invest more than 10% of its net assets in foreign securities.

10.	The Fund will not invest more than 5% of its net assets in forward contracts, financial instrument futures and options on such futures.

     Each Fund may make additional commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Fund in certain states. Should a Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

     The investments and strategies described above are those that are used under normal conditions. During adverse economic, market or other conditions, a Fund may assume temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, including cash and cash equivalents. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Funds cannot guarantee that they will achieve their investment goal when adopting a temporary defensive investment position.

PORTFOLIO TURNOVER

     Each Fund calculates portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. Increased portfolio turnover may result in greater brokerage commissions. For the fiscal period ended September 30, 2006, the portfolio turnover rate of KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) was 17.58%, the Mid Cap Value Fund’s portfolio turnover rate was 63.76% and the All Cap Value Fund’s portfolio turnover rate was 25.66%.

MANAGEMENT OF THE FUNDS

     GENERAL
     The Corporation’s Board of Directors has overall management responsibility for the Corporation and the Funds. Corporation officers and the administrator are responsible for the day-to-day operations of the Funds. The Adviser is responsible for investment management of the Funds under the Investment Advisory Agreement. The Corporation, the Adviser and the Distributor each have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. Those Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities which may be purchased or held by the Funds.

     On May 17, 2007, the Board of Directors of the Corporation established a Committee of Independent Directors (the “Committee”) to oversee (i) the Corporation’s accounting and financial reporting policies and practices, its internal controls and, as appropriate in its judgment, the internal controls of certain service providers; and (ii) the quality and objectivity of the financial statements of each Fund and the independent audits thereof. In addition, the Committee acts as liaison between the Corporation’s independent auditors and the full Board and preapproves the scope of the audit and non-audit services the Corporation’s independent auditors provide to the Corporation.

     DIRECTORS AND OFFICERS
     The names of the Directors and officers of the Funds, the date each was first elected or appointed to office, and their principal business activities during the past five years and other directorships they hold, are shown below:

Name, Age and	Position(s)	Term of	Principal Occupation(s)	Number of	Other
Address	Held	Office(1) and	During the	Portfolios	Directorships
	with each	Length of	Past Five Years	Overseen	Held Outside
	Fund	Time Served		Within	the Fund
				the Fund	Complex
Complex
Independent Directors*

Jerome J.	Chairman and	Served as	Executive Vice President and	4	None
Klingenberger(2)	Director	Chairman	Chief Financial Officer for
Age: 51		since 2006;	Grayhill, Inc. (electronic
		Served as	components and control
		Director	systems).
since
organization
in 2005.

John G. Kyle(2)	Director	Served as	Owner and operator of Shell Oil	4	None
Age: 65		Director	Services Stations and Gasoline
		since	Distributor.
organization

Name, Age and	Position(s)	Term of	Principal Occupation(s)	Number of	Other
Address	Held	Office(1) and	During the	Portfolios	Directorships
	with each	Length of	Past Five Years	Overseen	Held Outside
	Fund	Time Served		Within	the Fund
				the Fund	Complex
Complex
in 2005.

John F. Lesch(2)(3)	Director	Served as	Attorney with Nisen & Elliott,	4	None
Age: 67		Director	LLC.
since
organization
in 2005.

Walter D. Fitzgerald	Director	Served as	Vice President, RBC Dain	4	None
Age: 65		Director	Rauscher until retirement
		since	June 1, 2005.
2006.

Sean Lowry(2)	Director	Served as	Executive Vice President of	4	None
Age: 53		Director	Pacor Mortgage Corp.
since
organization
in 2005.

Elwood P. Walmsley(2)	Director	Served as	Owner of J. FitzWoody's	4	None
Age: 66		Director	Lakeshore Grill and
		since	Director of Sales for H.B.
		organization	Taylor
		in 2005.	Company (food services).

Interested Director and Officer*

John L. Keeley, Jr.(4)(5)	Director and	Served as	President and Treasurer of	4	Director of
Age: 67	President	Director and	Keeley Investment Corp.,		Marquette
		President	President of Keeley Asset		National Corp.
		since	Management Corp., President
		organization	and Director of KEELEY Small
		in 2005.	Cap Value Fund, Inc. and
KEELEY Funds, Inc.

Officers*
Name, Age and Address	Position(s) Held	Term of	Principal Occupation(s) During the
	with each Fund	Office(1) and	Past Five Years
Length of
Time Served
Mark Zahorik	Vice President	Served as	Vice President of Keeley Asset
Age: 45		Vice	Management Corp., Keeley
		President	Investment Corp., KEELEY
		since	Small Cap Value Fund, Inc. since 1997 and
		organization	KEELEY Funds, Inc. since 2005.
in 2005.

Name, Age and Address	Position(s) Held	Term of	Principal Occupation(s) During the
	with each Fund	Office(1) and	Past Five Years
Length of
Time Served
John L. Keeley, III(5)	Vice President	Served as	Vice President of Keeley Asset
Age: 46		Vice	Management Corp., Keeley
		President	Investment Corp. since 2002 and KEELEY
		since	Small Cap Value Fund, Inc. and
		organization	KEELEY Funds, Inc. since 2005.
in 2005.

Robert Kurinsky	Treasurer and	Served as	Corporate Secretary, Chief Financial Officer
Age: 34	Secretary	Corporate	and General Counsel of Keeley Asset
		Secretary	Management Corp. and Keeley Investment
		since 2006.	Corp., Secretary of KEELEY Small Cap Value
Fund, Inc. and KEELEY Funds, Inc. since
2006; Treasurer of KEELEY Small Cap Value
Fund, Inc. and KEELEY Funds, Inc. since
2007; various legal, accounting and risk
management positions for Driehaus Capital
Management, Inc. from 2001 to 2006.
Guy Talarico	Chief	Served as	Chief Executive Officer of
Age: 51	Compliance	Chief	ALARIC Compliance Services,
	Officer	Compliance	LLC since 2005; Co-Chief
		Officer since	Executive Officer of EOS Compliance
		organization in	Services, LLC from 2004 to 2005; Senior
		2005.	Director of
Investors Bank & Trust
Institutional Custody Division from
2001 to 2004; Chief Compliance
Officer of KEELEY Small Cap
Value Fund, Inc. since 2005 and KEELEY
Funds, Inc. since 2005.

____________________

*	The business address of the Directors and officers listed above is the address of the Corporation: 401 South LaSalle Street, Suite 1201, Chicago, Illinois 60605.

(1)	Each director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

(2)	Each director maintains a brokerage account with Keeley Investment Corp., the Corporation’s principal underwriter.

(3)	Mr. Lesch previously performed legal services (principally related to Federal income tax matters) for Mr. Keeley on an individual basis, unrelated to the business of Keeley Asset Management Corp. or Keeley Investment Corp. Fees paid by Mr. Keeley to Mr. Lesch were approximately $2,941 and, $2,500, and $2,675 for the years ending December 31, 2005, and 2004 and 2003, respectively. Mr. Lesch ceased providing any such services in August 2005.

(4)	John L. Keeley, Jr., is considered an “interested director” of the Fund because of his affiliation with Keeley Asset Management Corp.

(5)	John L. Keeley, III is John L. Keeley, Jr.’s son.

     As of December 31, 2006, the Directors and officers beneficially owned 0.72% of the outstanding shares of KEELEY Small Cap Value Fund, Inc. (the predecessor to the Small Cap Value Fund), 17.57% of the outstanding shares of the Mid Cap Value Fund and 33.99% of the outstanding shares of the All Cap Value Fund. The Small-Mid Cap Value Fund commenced operations on August 15, 2007; the Directors and officers beneficially owned [___]% of the outstanding shares of the Small-Mid Cap Value Fund as of the date of this SAI.

     As of December 31, 2006, the dollar range of equity securities owned beneficially by each Director was as follows:

Name of Director	Dollar Range of	Dollar Range of	Dollar Range	Dollar Range of	Aggregate Dollar
	Equity	Equity	of	Equity	Range of Equity
	Securities in the	Securities in the	Equity	Securities in the	Securities in All
	KEELEY Small	KEELEY Small-	Securities in	KEELEY All	Registered
	Cap Value	Mid Cap Value	the	Cap	Investment
	Fund, Inc. (the	Fund	KEELEY	Value Fund	Companies
	predecessor to	(commenced	Mid		Overseen
	the Small Cap	operations	Cap Value		by Director in
	Value Fund)	August 15, 2007)	Fund		Family of
Investment
Companies
John L. Keeley, Jr.	Over $100,000	N/A	Over $100,000	Over $100,000	Over $100,000
John F. Lesch	$1-$10,000	N/A	$0	$0	$1-$10,000
John G. Kyle	Over $100,000	N/A	Over $100,000	$10,001-$50,000	Over $100,000
Elwood P.	$50,001-$100,000	N/A	$10,001-	$10,001-$50,000	Over $100,000
Walmsley			$50,000
Jerome J.	$50,001-$100,000	N/A	$10,001-	$0	Over $100,000
Klingenberger			$50,000
Sean Lowry	Over $100,000	N/A	Over $100,000	Over $100,000	Over $100,000
Walter D.	$50,001-$100,000	N/A	$10,001-	$10,001-$50,000	Over $100,000
Fitzgerald			$50,000

     With the exception of the CCO, the Officers are “interested persons” of the Funds and are also Officers of Keeley Asset Management Corp., Keeley Investment Corp. or its Affiliates, and receive compensation from those companies. They do not receive any compensation from the Funds. The CCO has a contractual agreement with the Corporation, whereby the Corporation compensates the CCO $12,500 monthly. This fee is allocated among the Funds based on their relative net assets.

     Each “non-interested” Fund Director receives $[500] from the Corporation for each meeting that he or she attends and an annual retainer of $[2,000]. In addition to the meeting fee and the annual retainer, the Chairman receives an extra $[500] per meeting from the Corporation. Regular Board meetings are held quarterly. For the fiscal year ended September 30, 2006, the Corporation paid Directors' fees totaling $21,513 and KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) paid Directors' fees of $85,013. Directors do not receive any pension or retirement plan benefits from KEELEY Small Cap Value Fund, Inc. or from the Corporation.

     The table below shows the compensation which each Fund paid to each of their Directors for the fiscal year ended September 30, 2006. A Fund does not expect to pay any Officer more than $60,000 in its current fiscal period. The only officer who will receive any compensation from the Corporation exceeding $60,000 is the CCO, Guy Talarico. For the year ended September 30, 2006, the CCO received from the Corporation $28,334 and from

KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) $81,667. The CCO does not receive any pension or retirement benefits accrued as part of fund expenses.

	Aggregate	Pension or	Estimated Annual	Total Compensation
	Compensation	Retirement Benefits	Benefits	From Fund and Fund
Name of	From	Accrued As	Upon Retirement	Complex Paid to
Person,	KEELEY	Part of Fund		Directors[1]
Position	Funds, Inc.	Expenses
John L.
Keeley, Jr.,
Director	None	None	None	None
John F. Lesch,
Director	$[3,500]	None	None	$17,500
John G. Kyle,
Director	$[3,500]	None	None	$17,500
Elwood P.
Walmsley,
Director	$[3,500]	None	None	$17,500
Jerome J.
Klingenberger,
Chairman and
Director	$[4,500]	None	None	$19,500
Sean Lowry,
Director	$[3,500]	None	None	$17,500
Walter D
Fitzgerald,
Director	$[3,000]	None	None	$15,500

     Officers and Directors of the Funds do not pay sales loads on purchases of Funds shares. The Corporation believes the waiver of sales loads for these people is appropriate because the Distributor does not incur any costs related to selling shares to them, nor does it keep them advised of Funds activity or performance. In addition, the Corporation believes that the waiver of sales load will encourage their ownership of Funds shares, which the Corporation believes is desirable.

INVESTMENT ADVISER

     Keeley Asset Management Corp., 401 S. LaSalle Street, Chicago, IL 60605, the Funds’ investment adviser (the "Adviser"), was organized in the State of Illinois on December 28, 1981. John L. Keeley, Jr. owns all of the stock of the Adviser and is thereby deemed to “control” the Adviser.

     The investment advisory agreement between the Corporation and the Adviser dated April 7, 2005, as amended (the “Advisory Agreement”), has an initial term of two years and thereafter must be approved annually by the Board of Directors of the Corporation or by vote of a majority of each Fund’s outstanding voting securities (as defined in the 1940 Act). Each annual renewal also must be approved by the vote of a majority of the Corporation’s directors who are not interested persons of the Corporation, as defined under the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

     Under the Advisory Agreement, the Adviser is responsible for administering each Fund’s affairs and supervising the investment programs and must do so in accordance with applicable laws and regulations. The Adviser also furnishes the Funds’ Board of Directors with periodic reports on each Fund’s investment performance.

     For its services, the Adviser receives a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets of each Fund, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million. For the purpose of calculating the advisory fee, the net assets of each fund will not be considered in the aggregate. The Adviser has contractually agreed to waive a portion of its management fee, or reimburse the Small-Mid Cap Value Fund, effective as of August 15, 2007, and the Mid Cap Value and All Cap Value Funds, effective as of October 1, 2007, to the extent that each Fund’s total annual operating expenses exceed 1.39% (for the Class A Shares) or 1.14% (for the Class I Shares), exclusive of (i) taxes, (ii) interest charges, (iii) litigation and other extraordinary expenses, and (iv) brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities. Prior to October 1, 2007, the Adviser has contractually agreed to waive a portion of its management fee, or reimburse the Mid Cap Value and All Cap Value Funds to the extent that total annual operating expenses during the current fiscal year exceed 1.49% for each of those Funds. The Adviser has contractually agreed to waive a portion of its management fee, or reimburse Small Cap Value Fund to the extent that the Fund’s total annual operating expenses exceed 2.50%, exclusive of (i) taxes, (ii) interest charges, (iii) litigation and other extraordinary expenses, and (iv) brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities. The waiver for the Small Cap Value Fund expires [_______________], subject to renewal at the time the Board of Directors of the Fund considers the continuation of the Investment Advisory Agreement between the Adviser and the Small Cap Value Fund for an additional year. The Advisory Agreement also provides that the Adviser shall not be liable to any Fund or its shareholders from or as a consequence of any act or omission of the Adviser, or of any of the directors, officers, employees or agents of the Adviser, in connection with or pursuant to this Agreement, except by willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard by the Adviser of its obligations and duties under this Agreement. For the fiscal period ended September 30, 2006, the Adviser earned $382,304 in investment advisory fees from the Mid Cap Value Fund and $28,660 from the All Cap Value Fund. For the fiscal years ended September 30, 2006, 2005 and 2004, the Adviser earned $16,994,526, $4,633,456, and $1,307,148, respectively, in investment advisory fees from the Small Cap Value Fund.

PORTFOLIO MANAGER

     John L. Keeley, Jr. is the Portfolio Manager of the Funds. In addition, Mr. Keeley acts as portfolio manager for approximately 2,500 other individual accounts which had assets of $3.2 billion as of June 30, 2007. Included in those individual accounts are 5 pooled investment vehicles which had assets of $85.6 million as of June 30, 2007. Four of the pooled investment vehicles, which had assets of $54.8 million as of June 30, 2007, provide for a performance-based fee.

     The Funds use the same investment strategy, but focus on different issuers:

     -  Small Cap Value Fund concentrates on small cap stocks;

     -  Small-Mid Cap Value Fund concentrates on small and mid-cap stocks;

     -  Mid Cap Value Fund concentrates on mid-cap stocks; and

     -  All Cap Value Fund does not have a size limitation or focus, and is expected to invest in stocks of all size issuers.

     A conflict will arise if the Portfolio Manager decides to sell a security that any of the Funds holds or to purchase a security for a Fund at the same time that such security is to be purchased or sold by a Fund, other pooled investment vehicles and other individual accounts and there is not sufficient trading volume to permit the fill of all of the orders at the same time without affecting the price. Such action could have an effect on the price of the securities, and could potentially result in a Fund paying more (with respect to a purchase) or receiving less (with respect to a sale) than might otherwise be the case if only that Fund were purchasing or selling that security. Historically, when a Fund and any of those other accounts purchased or sold the same security on the same day, the Funds received the best price or the same price, and if possible the transactions were averaged. Now that the portfolio manager is managing the portfolios of all four of these registered investment companies, if the Funds buy or sell the same security on the same day, the prices will be averaged and each will receive the same price. If it is not possible to fill all of the orders for the same security for each of the Funds and the other accounts managed by the Adviser, the securities purchased or sold will be allocated among the purchasers or sellers proportionate to the number of shares that each requested to purchase or sell.

     Mr. Keeley does not receive any compensation specifically for acting as portfolio manager of the Funds. However, as the sole shareholder of the Investment Adviser, he has the benefit of 100% of the management fees paid by the Funds to the Adviser, after payment by the Adviser of all of its expenses.

     As of June 30, 2007, Mr. Keeley beneficially owned over $100,000 in each of the KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund), Mid Cap Value Fund and All Cap Value Fund.

ADMINISTRATION SERVICES

     U.S. Bancorp Fund Services, LLC (“U.S. Bancorp” or the “Administrator”), 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, is the Funds’ administrator effective January 1, 2007. Prior to January 1, 2007, UMB Fund Services, Inc. (“UMB”) was the Funds’ administrator. The Administrator assists in preparing and filing the Funds’ federal and state tax returns and required tax filings (other than those required to be made by the Funds’ custodian or transfer agent); participates in the preparation of the Funds’ registration statement, proxy statements and reports; prepares state securities law compliance filings; oversees the Funds’ fidelity insurance relationships; compiles data for and prepares notices to the SEC; prepares the Funds’ annual and semi-annual reports to the SEC and current shareholders; monitors the Funds’ expense accounts, the Funds’ status as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Funds’ arrangements with respect to services provided pursuant to the Funds’ Distribution Plan, compliance with each Fund’s investment policies and restrictions; and generally assists in the Funds’ administrative operations.

     The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement.

     Fees for U.S. Bancorp beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the aggregate average daily net assets of all the Series of Keeley Funds, Inc. (the “Complex”): 0.03% on the Complex’s daily net assets on the first $500 million, 0.0275% on the Complex’s next $500 million, 0.0225% on the Complex’s next $500 million, 0.0175% on the Complex’s next $3.5 billion, and 0.015% on the balance, plus out of pocket expenses. These fees were charged in addition to the Fund Administration fees of UMB through December 31, 2006.

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     FUND ACCOUNTANT
     U.S. Bancorp also acts as the fund accountant for the Funds. U.S. Bancorp’s services include: maintaining portfolio records; obtaining prices for portfolio positions; determining gains/losses on security sales; calculating expense accrual amounts; recording payments for each Fund’s expenses; accounting for fund share purchases, sales, exchanges, transfers, dividend reinvestments and other fund share activity; maintaining a general ledger for the Funds; determining net asset values of each Fund; calculating net asset value per share and maintaining tax accounting records for the investment portfolio.

     For its services as fund accountant during the fiscal periods ended September 30, 2005 and 2006, U.S. Bancorp received a fee based upon the average daily net assets of each Fund. The fee is computed at the annual rate of $33,000 for the first $100 million of each Fund’s average daily net assets, 0.0150% on each Fund’s average daily net assets from $100 to $300 million, and 0.010% on the remainder of each Fund’s average daily net assets. The fee is computed daily and paid monthly. For the fiscal period ended September 30, 2006, U.S. Bancorp received fees of $35,139 from Mid Cap Value Fund and $8,689 from All Cap Value Fund. For the year ended September 30, 2005, the Mid Cap Value Fund paid U.S. Bancorp fees of $4,125. U.S. Bancorp received fees of $225,310, $37,313 and

$33,701 from KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) for the years ended September 30, 2006, 2005 and 2004, respectively.

     Beginning after September 30, 2006, U.S. Bancorp’s fees for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, 0.03% on the Complex’s daily net assets on the first $500 million, 0.0275% on the Complex’s next $500 million, 0.0225% on the Complex’s next $500 million, 0.0175% on the Complex’s next $3.5 billion, and 0.015% on the balance, plus out of pocket expenses.

     CUSTODIAN
     U.S. Bank, N.A. (the “Custodian”), 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, is the custodian for the Funds. The Custodian is responsible for: holding all securities and cash of the Funds; receiving and paying for securities purchased; delivering against payment for securities sold; receiving and collecting income from investments; making all payments covering expenses of the Funds; and performing other administrative duties, all as directed by authorized persons of the Funds. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the Custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

     TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
     U.S. Bancorp acts as the Transfer and Dividend Disbursing Agent for the Funds. U.S. Bancorp’s services include printing, postage, forms, stationary, record retention, mailing, insertion, programming, labels, shareholder lists, and proxy expenses. These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between U.S. Bancorp and the Funds and with the approval of the Board of Directors.

     Under this Agreement, U.S. Bancorp receives orders for the purchase of shares; processes purchase orders and issues the appropriate number of uncertificated shares; processes redemption requests; pays money in accordance with the instructions of redeeming shareholders; transfers shares; processes exchanges between funds within the same family of funds; transmits payments for dividends and distributions; maintains current shareholder records; files U.S. Treasury Department Form 1099s and other appropriate information required with respect to dividends and distributions for all shareholders; provides shareholder account information upon request; mails confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with each Fund and monitors the total number of shares sold in each state.

NET ASSET VALUE

     For purposes of computing the net asset value of a share of a Fund (the “NAV”), securities listed on an exchange, or quoted on a national market system are valued at the last sales price at the time of valuation or if there are no reported sales on that day, at the most recent bid quotations. Securities traded on only the over-the-counter markets are valued on the basis of closing over-the-counter bid prices when there is no last sale price available. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

     A Fund’s NAV will not be determined on any day on which the New York Stock Exchange (“NYSE”) is not open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

     Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act. As a result of this election, the Funds must redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of those above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution of Fund portfolio securities.

     Investments by corporations must include a certified copy of corporate resolutions indicating which officers are authorized to act on behalf of the account. Investments by trustees must include a copy of the title and signature page of the trust agreement and pages indicating who is authorized to act.

PURCHASES AND REDEMPTION OF SHARES

     For information on purchase and redemption of shares, see "How to buy, sell and exchange shares" in the Funds’ Prospectus. Each Fund may suspend the right of redemption of shares of the Fund for any period: (i) during which the NYSE is closed other than customary weekend and holiday closing or during which trading on the NYSE is restricted; (ii) when the Securities and Exchange Commission (the “SEC”) determines that a state of emergency exists that may make payment or transfer not reasonably practicable; (iii) as the SEC may, by order, permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

SALES AT NET ASSET VALUE

     Purchases of the Class A Shares at NAV may be made by the following persons: (a) tax-exempt entities (including pension and profit sharing plans and IRAs) whose minimum initial investment is $25,000 or more, or that are made through a sponsor or record keeper that aggregates purchases by such plans and maintains shares owned by such plans in a single account; (b) nondealer assisted (or assisted only by the Distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000; (c) nondealer assisted (or assisted only by the Distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers; (d) a registered investment adviser purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifying the Fund and its Distributor of such arrangement; (e) any current or retired Officer, Director or employee, or any member of the immediate family of such person, of the Fund, Adviser, Distributor or any affiliated company thereof; (f) the Fund’s Adviser, Distributor or any affiliated company thereof; (g) any employee benefit plan established for employees of the Adviser, Distributor, or its affiliates; (h) advisory clients of the Adviser; (i) registered representatives and their spouses and minor children and employees of Selected Dealers; (j) for-fee clients of investment advisers registered under the Investment Advisers Act of 1940, who have for-fee clients with at least $25,000 of net asset value of shares in the Fund after giving effect to the purchase, and who have directed their for-fee clients to the Fund; (k) shareholders of the Fund, solely with respect to their reinvestment of dividends and distributions from the Fund; (l) shares exchanged in accordance with the Fund's exchange privilege on which a sales charge has been paid (or no sales charge was due because the purchaser had the right to purchase at net asset value) in connection with the previous purchase of shares of the Funds or Small Cap Value Fund, Inc. (see "Exchange Privilege"); (m) employees, pension, profit sharing and retirement plans of the Administrator of and of counsel to the Funds; (n) consultants to the Adviser of the Funds, their employees and pension, profit sharing and retirement plans for those employees; (o) pension, profit sharing and retirement plans for employees of Directors and employees of business entities owned and controlled by Directors of the Funds; (p) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Funds; (q) sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage fees; and (r) investors in Schwab Mutual Fund Marketplace® (MFMP) (i) who are investment advisers, investment consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; (ii) who are clients of such investment advisers, investment consultants or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, investment consultant or financial planner on Schwab’s system; (iii) who are customers of financial institutions clearing transactions through Schwab; or (iv) who are participants (including personal choice retirement accounts or otherwise) in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which (X) Schwab acts as broker-dealer (Y) The Charles Schwab Trust Company acts as trustee of the trust funds under the Plans and/or (Z) Schwab Retirement Plan Services, Inc. or another entity acts as record keeper.

     All purchases of Class I Shares are made at NAV. Class I Shares are not subject to a sales charge or any Rule 12b-1 fees. The minimum initial investment for Class I Shares is $1.0 million, and the minimum for additional investments is $10,000 and is subject to change at any time. The minimum initial investment and the minimum additional investment requirements will not apply to purchases made by tax-exempt entities (including qualified retirement plans) with at least $25.0 million in assets, made through a sponsor or record keeper that aggregates purchases by such plans and maintains shares owned by such plans in a single account. These minimum investment requirements will also not apply to purchases made through a registered investment adviser, provided the purchase is made with related accounts which taken together at the time of purchase total at least $1.0 million. Additionally, the Funds in their sole discretion may waive the minimum initial investment to establish certain Class I Share accounts. Class I Shares carry a $1.0 million minimum initial investment and are only available for purchase by the following qualified institutional investors: a bank, savings institution, trust company, insurance company, investment company, pension or profit sharing trust, or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.

     In the opinion of the Funds’ management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

EXCHANGE PRIVILEGE

     Investors may exchange shares of a Fund having a value of $250 or more for shares of the other Funds, or $1,000 for an initial exchange and $250 or more for subsequent exchanges of shares of First American Prime Obligations Fund (the "Prime Obligations Fund") at their net asset value and at a later date exchange such shares and shares purchased with reinvested dividends for shares of the Fund at net asset value. Class I Shares may not be exchanged for Class A Shares and vice versa. An investor is limited to 4 exchanges in each 12 month period. Investors who are interested in exercising the exchange privilege should first contact the Funds to obtain instructions and any necessary forms. The exchange privilege does not in any way constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the Prime Obligations Fund. Any investor who considers making such an investment through the exchange privilege should obtain and review the prospectuses of the Prime Obligations Fund before exercising the exchange privilege. The Distributor is entitled to receive a fee from Prime Obligations Fund for certain distribution and support services at the annual rate of 0.002% of the average daily net asset value of the shares for which it is the holder or dealer of record.

     The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Prime Obligations Fund or the Funds, or (ii) the proceeds from redemption of the shares of the Prime Obligations Fund are not immediately reinvested in shares of a Fund. The exchange privilege may be terminated by any Fund at any time.

     For federal income tax purposes, a redemption of shares pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor's tax-cost basis of the shares redeemed. Such a redemption may also be taxed under state and local tax laws, which may differ from the Code.

TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a shareholder who is a U.S. person, as defined for U.S. federal income tax purposes, and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, non-U.S. country, or other taxing jurisdiction.

     Each Fund intends to elect to be treated and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

     To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or non-U.S. currencies, other income derived with respect to its business of investing in such stock, securities or currencies, or interests in “qualified publicly traded partnerships,” as defined in the Code; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities(other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid), and 90% of its net tax-exempt interest income in each year.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. A Fund may retain for investment its net capital gain. However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gain.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. To prevent application of the excise tax, the Funds intend to make their distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed in the same manner as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and distributions to shareholders would not be deductible by the Fund in computing its taxable income. Additionally, all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible

(i) to be treated as “qualified dividend income,” as discussed below in the case of noncorporate shareholders and (ii) for the dividends received deduction under Section 243 of the Code (the “Dividends Received Deduction”) in the case of corporate shareholders.

     DISTRIBUTIONS
     Dividends paid out of a Fund’s investment company taxable income will generally be taxable to a shareholder as ordinary income to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

     Such dividends may qualify for the Dividends Received Deduction and the reduced rate of taxation that applies to “qualified dividend income” received by individuals under Section 1(h)(11) of the Code. For taxable years beginning before January 1, 2011, qualified dividend income received by noncorporate shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from non-U.S. corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Funds generally can pass the tax treatment of qualified dividend income they receive through to Fund shareholders. For a Fund to receive qualified dividend income, the Fund must hold the stock associated with an otherwise qualified dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the 181-day period beginning 90 days before the ex-dividend date, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in a Fund. For taxable years beginning on or after January 1, 2011, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.

     Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the fair market value of a share of the Fund on there investment date.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     For a description of the Funds’ distribution policies, see “Distributions and Taxes” in the Funds’ Prospectus.

     SALE OR EXCHANGE OF FUND SHARES
     Upon the sale or other disposition of shares of a Fund that a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss that will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. The maximum long-term capital gains rate for individuals is 15% (with lower rates for individuals in the 10% and 15% tax brackets) for taxable years beginning before January 1, 2011. Thereafter, the maximum rate will increase to 20%, unless Congress enacts legislation providing otherwise.

     Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed received by the shareholder with respect to such shares.

     NATURE OF FUND’S INVESTMENTS
     Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the Dividends Received Deduction, (ii) convert lower taxed long-term capital gain or qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not count toward the 90% of gross income requirement necessary for the Fund to qualify as a regulated investment company under the Code.

     The Fund may make certain tax elections in order to mitigate the effect of these provisions. The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service interpretations of the Code and future changes in tax laws and regulations.

     OPTIONS AND FUTURES CONTRACTS
     A Fund’s transactions in options and futures contracts, if any, will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

     NON-U.S. TAXES
     Since the Funds may invest in non-U.S. securities, their income from such securities may be subject to non-U.S. taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     PASSIVE FOREIGN INVESTMENT COMPANY
     If a Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement applicable to regulated investment companies and would be taken into account for purposes of the nondeductible 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

     CURRENCY FLUCTUATIONS
     Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts and the disposition of debt securities denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

     RECOGNITION OF INCOME IN THE ABSENCE OF CASH
     Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

     The Code imposes constructive sale treatment for U.S. federal income tax purposes on certain hedging strategies with respect to appreciated financial positions. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or “offsetting notional principal contracts” (as defined by the Code) with respect to, or futures or forward contracts to deliver, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as these transactions.

     INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER
     The Funds may invest in preferred securities, convertible securities or other securities the U.S. federal income tax treatment of which is uncertain or subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or income differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     BACKUP WITHHOLDING
     A Fund may be required to withhold U.S. federal income tax from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

     REGULATIONS ON “REPORTABLE TRANSACTIONS”
     Under Treasury regulations, if a shareholder recognizes a loss with respect to Common Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue

Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     OTHER TAXES
     Fund shareholders may be subject to state, local and non-U.S. taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

DISTRIBUTION OF SHARES

     Keeley Investment Corp. (the “Distributor”), 401 S. LaSalle Street, Chicago, IL 60605, acts as the principal underwriter for the Funds under an Underwriting Agreement between the Corporation and the Distributor. The Distributor is a registered broker-dealer under the Securities Act of 1934, member of the National Association of Securities Dealers, Inc. (“NASD”), the Securities Investor Protection Corporation (“SIPC”), and an affiliate of the Adviser.

     The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the shares of the Funds on a continuous basis and will receive commissions on such sales as described in the Prospectus under "How Shares are Priced." The Distributor bears the costs of advertising and any other costs attributable to the distribution of the shares of the Funds. A portion of these costs may be reimbursed by a Fund pursuant to the Fund’s Distribution Plan (the "Plan") described below. The Distributor may receive brokerage commissions for executing portfolio transactions for a Fund. The Distributor may enter into sales agreements with other entities to assist in the distribution effort. Any compensation to these other entities will be paid by the Distributor from the proceeds of the sales charge. The Distributor may also compensate these entities out of the distribution fees received from each Fund. For the fiscal period ended September 30, 2006, the Distributor received $30,482 from KEELEY Funds, Inc. in front-end sales commissions and paid $65,094 of such proceeds to dealers as sales concessions as described in the Prospectus. For the years ended September 30, 2006, 2005 and 2004, the Distributor received $310,583, $639,346, and $170,768, respectively, in front-end sales commissions from KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) and paid $4,132,341, $493,939 and $119,045, respectively, of such proceeds to dealers as sales concessions as described in the Prospectus.

RULE 12b-1 DISTRIBUTION PLAN

     For Class A Shares, the Corporation has adopted a Plan of Distribution pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan was adopted anticipating that the Funds will benefit from the Plan through increased future sales of shares of the Funds eventually reducing the Funds’ expense ratio and providing an asset size that will allow the Adviser greater flexibility in management. For any Fund, the Plan may be terminated at any time by a vote of the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of that Fund. Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires the approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

     Pursuant to the Plan, each Fund will pay directly or reimburse the Distributor a 12b-l distribution and other fee equal to the amounts specified in the Funds’ combined Prospectus. These fees will be used to pay distribution expenses directly or shall reimburse the Distributor for costs and expenses incurred in connection with distributing and marketing shares of each Fund. Such distribution costs and expenses may include (i) advertising by radio, television, newspapers, magazine, brochures, sales literature, direct mail or any other form of advertising, (ii)

expenses of sales employees and agents of the Distributor, including salary or a portion thereof, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationships with the broker-dealer or institution receiving such fees, (iv) costs of printing prospectuses and other material to be given or sent to prospective investors, and (v) such other similar services as the Board of Directors of the Corporation determines to be reasonably calculated to result in the sale of shares of each Fund.

     The Distributor may elect to make payments on behalf of the Funds to broker-dealers, participating financial institutions and other securities professionals ("Service Providers") for services provided by such third parties to the Funds (or their shareholders) that are not distribution related. Those non-distribution related services can include, without limitation, maintaining accounts and records for shareholders of the Funds, aggregating orders with respect to purchases and sales of shares of the Funds, and any other similar services provided to the Funds. Under those circumstances, the Corporation will reimburse the Distributor for such payments, provided that the total amount of expenses paid to the Distributor under the Plan for such services is limited to 0.25% of the average daily net assets of a Fund.

     While the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Corporation will be committed to the discretion of the Directors of the Corporation who are not interested persons of a Fund. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Adviser. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by a majority of the Directors, including the Rule 12b-1 Directors.

     For the fiscal period ended September 30, 2006, the Distributor received $30,482 under the Plan from Mid Cap Value Fund. During the same period, Mid Cap Value Fund paid an additional $65,094, pursuant to the Plan, all of which represented compensation to dealers.

     For the fiscal period ended September 30, 2006, the Distributor received $2,953 under the Plan from All Cap Value Fund. During the same period, All Cap Value Fund paid an additional $4,212, pursuant to the Plan, all of which represented compensation to dealers.

     For the years ended September 30, 2006, 2005 and 2004, the Distributor received $310,583, $99,777 and $70,662, respectively, from KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) under the Plan. During the same periods, KEELEY Small Cap Value Fund, Inc. paid an additional $4,132,341, $227,363 and $122,569, respectively, pursuant to the Plan, all of which represented compensation to dealers.

     Amounts paid under the Plan (which may not exceed a maximum monthly percentage of 1/12 of 0.25% (0.25% per annum) of the Fund’s average daily net assets) are paid to the Distributor in connection with its services as distributor. Payments, if any, are made monthly and are based on reports submitted by the Distributor to each Fund which sets forth all amounts expended by the Distributor pursuant to the Plan. Under no circumstances will a Fund pay a fee, pursuant to the Plan, the effect of which would be to exceed the NASD limitations on asset based compensation described below.

     The NASD has rules which may limit the extent to which a Fund may make payments under the Plan. Although the NASD's rules do not apply to the Funds directly, the rules apply to members of the NASD such as the Distributor and prohibit them from offering or selling shares of a Fund if the sale charges (including 12b-1 fees) imposed on such shares exceed the NASD's limitations.

     The rules impose two related limits on 12b-1 fees paid by investors: an annual limit and a rolling cap. The annual limit is 0.75% of assets (with an additional 0.25% permitted as a service fee). The rolling cap on the total of all sales charges (including front end charges, contingent deferred sales charges and asset based charges such as 12b-1 payments) is 6.25% of new sales (excluding sales resulting from the reinvestment of dividends and distributions) for funds that charge a service fee and 7.25% of new sales for funds that do not assess a service fee.

     Whether the rolling applicable maximum sales charge has been exceeded requires periodic calculations of a Fund's so-called "remaining amount." The remaining amount is the amount to which a Fund's total sales charges are subject for purposes of ensuring compliance with the NASD limits. The Fund's remaining amount is generally calculated by multiplying the Fund's new sales by its appropriate NASD maximum sales charge (6.25% or 7.25%). From this amount is subtracted the Fund's sales charges on the new sales and the 12b-1 payments accrued or paid over the period. The Fund's remaining amount increases with new sales of the Fund (because the Fund's front-end sales charge is less than the applicable NASD maximum) and decreases as the 12b-1 charges are accrued. The NASD rules permit the remaining amount to be credited periodically with interest based on the rolling balance of the remaining amount. If a Fund's remaining amount reaches zero, it must stop accruing its 12b-1 charges until it has new sales that increase the remaining amount. The Fund's remaining amount may be depleted as a result of the payment of 12b-1 fees if, for example, the Fund experiences an extended period of time during which no new sales are made or during which new sales are made but in an amount insufficient to generate increases in the remaining amount to offset the accruing 12b-1 charges.

     PORTFOLIO TRANSACTIONS AND BROKERAGE

     PORTFOLIO TRANSACTIONS
     The Adviser has discretion to select brokers and dealers to execute portfolio transactions on behalf of the Funds and to select the markets in which such transactions are to be executed. The primary responsibility regarding portfolio transactions is to select the best combination of price and execution for each Fund. When executing transactions for a given Fund, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission. The Adviser may select the Distributor to execute portfolio transactions, subject to best price and execution. In any such transaction, the Distributor will charge commissions at a substantial discount from retail rates, regardless of the size of the transaction. Portfolio transactions executed by the Distributor will comply with all applicable provisions of Section 17(e) of the 1940 Act. Transactions of the Fund in the over-the-counter market may be executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained elsewhere. The Adviser will not allocate brokerage on the basis of the sale of Fund shares; however, the Adviser may allocate brokerage to broker-dealers (including the Distributor) who have sold shares of a Fund, but any such allocation will be based on price and execution, and not the sale of a Fund shares. In accordance with the provisions of Rule 12b-1(h), each Fund has implemented and the Board of Directors of the Funds has approved policies and procedures reasonably designed to prevent the use of brokerage on Fund securities transactions to promote or sell shares of a Fund.

     BROKERAGE
     In selecting brokers or dealers to execute particular transactions and in evaluating the best price and execution available, the Adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine a Fund's asset value, and other information provided to each Fund or the Adviser. The Adviser is also authorized to cause a Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which the Adviser has investment discretion. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.

     In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Funds’ investment portfolios. In some cases, the information, (e.g., data or recommendations concerning particular securities) relates to the specific transaction placed with the broker but for greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Funds.

     The Adviser is the principal source of information and advice to the Funds and is responsible for making and initiating the execution of investment decisions by each Fund. However, the Board of Directors recognizes that it is important that the Adviser, in performing its responsibilities for the Funds, continues to receive the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions. The Adviser believes that it is in the interest of the Funds to consider the value of the information received for use in advising the Funds when compensating brokers for their services. The extent to which such information may reduce the expenses of the Adviser’s management services to the Funds is not determinable. In addition, the Board of Directors understands that other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from the information obtained by the Adviser in performing services for others.

     Although investment decisions for each Fund are made independently from those for other investment advisory clients of the Adviser, the same investment decision may be made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, to the extent the Adviser is able to do so, the transactions will be allocated as to amount and price in a manner considered equitable to each. There may be circumstances under which, if orders are not placed with or through the same broker or executed in the same market, such allocation will not be possible. In those cases, each client will receive the price on its individual order, and a Fund may therefore have higher or lower prices for securities purchased or sold on the same day by the Adviser for other clients.

     For the fiscal period ended September 30, 2006, Mid Cap Value Fund paid to brokers, other than the Distributor, brokerage commissions totaling $550 on transactions having a total market value of $156,755. For the fiscal period ended September 30, 2006, Mid Cap Value Fund paid the Distributor brokerage commissions of $141,215 on transactions involving the payment of commissions having a total market value of $88,730,254. Of the brokerage commissions paid by Mid Cap Value Fund for the fiscal period ended September 30, 2006, 99.6% was paid to the Distributor in connection with transactions involving securities with a market value equal to 99.8% of the total market value of securities on which Mid Cap Value Fund paid commissions. The above commissions do not include commissions paid on those transactions when Mid Cap Value Fund purchases securities directly from NASD marketmakers on a principal basis. During the fiscal period ended September 30, 2006, Mid Cap Value Fund did not acquire securities of its regular brokers or dealers or their parents.

     For the fiscal period ended September 30, 2006, All Cap Value Fund paid to brokers, other than the Distributor, brokerage commissions totaling $315 on transactions having a total market value of $107,045. For the fiscal period ended September 30, 2006, All Cap Value Fund paid the Distributor brokerage commissions of $28,341 on transactions involving the payment of commissions having a total market value of $18,389,864. Of the brokerage commissions paid by the Fund for the fiscal period ended September 30, 2006, 98.9% was paid to the Distributor in connection with transactions involving securities with a market value equal to 99.4% of the total market value of securities on which All Cap Value Fund paid commissions. The above commissions do not include commissions paid on those transactions when All Cap Value Fund purchases securities directly from NASD marketmakers on a principal basis. During the fiscal period ended September 30, 2006, All Cap Value Fund did not acquire securities of its regular brokers or dealers or their parents.

     For the years ended September 30, 2006, 2005 and 2004, KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund) paid to brokers, other than the Distributor, brokerage commissions totaling $538,650, $0 and $250, respectively, on transactions having a total market value of $223,170,586, $0 and $69,747, respectively. For the years ended September 30, 2006, 2005 and 2004, KEELEY Small Cap Value Fund, Inc. paid the Distributor brokerage commissions of $4,984,751, $468,702 and $258,240, respectively, on transactions involving the payment of commissions having a total market value of $2,007,165,482, $137,772,207 and $63,961,868, respectively. Of the brokerage commissions paid by KEELEY Small Cap Value Fund, Inc. for the years ended September 30, 2006, 2005 and 2004, 90.3%, 100.0% and 99.9%, respectively, were paid to the Distributor in connection with transactions involving securities having a market value equal to 90.0%, 100.0% and 99.9%, respectively, of the total market value of securities on which KEELEY Small Cap Value Fund, Inc. paid commissions. The above commissions do not include commissions paid on those transactions when KEELEY Small Cap Value Fund, Inc. purchases securities directly from NASD marketmakers on a principal basis. During the fiscal year ended September 30, 2006, KEELEY Small Cap Value Fund, Inc. did not acquire securities of its regular brokers or dealers or their parents.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For the purpose of this SAI “control” means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.

     As of December 31, 2006, Mr. John L. Keeley, Jr. owned:

     -  855,789 shares in the Mid Cap Value Fund, representing 16.83% of the issued and outstanding shares of common stock of the Fund; and

     -  689,120 shares in the All Cap Value Fund, representing 32.91% of the issued and outstanding shares of common stock of the Fund.

     As of December 31, 2006, Mr. John L. Keeley, Jr. owned less than 1% of the issued and outstanding shares of common stock of KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund).

     As of December 31, 2006, the following persons held of record more than 5% of the outstanding shares of KEELEY Small Cap Value Fund, Inc. (the predecessor to Small Cap Value Fund):

Name and Address	Number of Shares	Percentage Owned
Charles Schwab & Co., Inc.	20,801,583.00	15.42%
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104

Prudential Investment Management	7,635,516.51	5.66%
Service for the Benefit of Mutual
Fund Clients
100 Mulberry Street
Newark, NJ 07102

PROXY VOTING

     As the beneficial owner of Funds securities, the Corporation, through its Board of Directors, has the right and the obligation to vote the Funds’ portfolio securities. The Board of Directors has delegated the voting power for the Funds’ securities to its investment adviser. The Adviser has adopted proxy voting policies and procedures for all of its clients, including the Funds. Those policies and procedures will govern each Fund’s voting of portfolio securities, except to the extent varied by a Fund’s Policies and Procedures, in which case that Fund’s policies and procedures will govern.

     The Corporation’s proxy voting Policies and Procedures are based on the following assumptions:

  Voting rights have economic value.
  There is a duty to cast an informed vote.
  Funds securities must be voted in a way that benefits each Fund and its shareholders solely.

     The following is a summary of the manner in which the Corporation would normally expect to vote on certain matters that typically are included in the proxies that each Fund receives each year; however, each proxy needs to be considered separately and the Corporation's vote may vary depending upon the actual circumstances presented. Proxies for extraordinary matters, such as mergers, reorganizations and other corporate transactions, are necessarily considered on a case-by-case basis in light of the merits of the individual transactions.

1)	The Corporation will vote securities with management on routine matters (e.g., election of Directors, ratification or selection of Accountants).

2)	The Corporation will rely upon the Adviser’s analysis of other management proposals, which it will make on a case by case basis (e.g., executive compensation, stock option plans, indemnification of Directors).

3)	The Corporation will oppose anti-takeover proposals (e.g., supermajority amendments, unequal voting rights plans), except where special circumstances dictate otherwise.

4)	On matters relating to social and political responsibility, unless in the Adviser’s judgment a vote in one direction or the other is likely to have a material effect on the market value of a Fund securities, the Fund will abstain.

     All other issues brought forth will be reviewed by the Adviser on a case by case basis with the sole aim of enhancing the value of each Fund assets.

     Although the Adviser does not anticipate that proxy voting generally will present a conflict of interest between a Fund on the one hand and the person exercising the vote (the Adviser, the Distributor or affiliated persons of the Adviser or the Distributor), the Adviser recognizes that it is possible that a conflict of interest could arise. If the Adviser identifies a situation that it believes presents a conflict of interest, and if that situation requires a vote on a specific matter (e.g. an anti-takeover matter), as set forth above, then the proxy will be voted in accordance with the predetermined policy without regard to the conflict. If there is no predetermined policy, or if the policy requires management to exercise judgment, then (i) if the perceived conflict involves the person exercising voting judgment on behalf of a Fund but does not involve the Adviser, Distributor or any other person controlling those entities, the exercise of voting judgment will be made by another officer of the Fund who does not have the conflict; (ii) if there is no other officer of the Fund who does not have a perceived conflict or the conflict involves the Adviser, the Distributor or someone who controls either of them, the Adviser will seek approval of its vote from the Independent Directors (which approval need not be at a meeting but may be by separate telephone conferences, depending on the time available to vote); or (iii) the Adviser may retain an independent third party to make a determination as to the appropriate vote on the matter, and may cast the vote in accordance with the determination.

     Every August the Corporation files with the Securities and Exchange Commission information regarding the voting by the Corporation of proxies for securities of the Fund for the 12-month period ending the preceding June 30th. Shareholders are able to view such filings on the Commission's website at http://www.sec.gov. Shareholders may also obtain a copy of the Proxy Voting Policies and the Corporation’s Fund proxy voting record for the most recent 12-month period ended June 30, by contacting the Corporation at 800-533-5344.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds have adopted a policy that they will disclose publicly Fund portfolio holdings (other than to rating agencies and third party service providers) only when that information is filed with the Securities and Exchange Commission (“SEC”) or sent to shareholders pursuant to annual, semi-annual or quarterly reports. In most cases, this information will be filed with the SEC sixty days after the date of public disclosure. Information may be sent to shareholders earlier than sixty days after its date, but in such cases, the information will be sent to all shareholders at the same time. Each Fund discloses holdings on a monthly basis to certain rating and ranking organizations, including: Standard & Poor's, Bloomberg, Thomson Financial, Lipper and Morningstar. Each Fund discloses its holdings on a quarterly basis to Vickers. The Funds have no special agreements with the rating and ranking organizations that require they keep the information provided to them confidential or that impose restrictions on them with respect to trading based on the disclosure of such information. No information is released until it is at least 15 days old and all information is sent to all parties at the same time. Each Fund may disclose portfolio information to the Fund’s third-party service providers, without lag, as part of the Fund’s normal investment activities. Third-party service providers receive portfolio holdings information more frequently than this information is filed with the SEC or sent to shareholders, when there is a legitimate business purpose for such disclosure. These third-party service providers include U.S. Bancorp Fund Services, LLC, the Funds’ administrator, transfer agent, and fund accountant; U.S. Bank N.A., the Funds’ custodian; the Funds’ pricing service, IDC; the Funds’ independent registered accountant, PricewaterhouseCoopers, LLP, and the Fund’s Counsel, Bell, Boyd & Lloyd LLP. The Funds’ contracts with the administrator, transfer agent, fund accountant, and custodian include provisions that require they treat all information that they receive from each Fund as confidential, not use that information for any purpose other than to perform their obligations under their contracts with the Funds, and not disclose that information to any third-party without written authorization from each Fund or pursuant to court order.

     The Funds’ Chief Compliance Officer (“CCO”) reviews the policies and procedures of the Funds’ third-party service providers to ensure that their policies and procedures restrict trading based on information they receive from clients, and provide for confidential handling of client information. Under the Corporation’s policies, no one has authority to make any other disclosure of portfolio information. Officers and directors of the Corporation and the Adviser, and officers of the Distributor who are also officers of the Corporation or the Adviser of necessity have access to information about a Fund and its investments, including its portfolio holdings, but the Corporation and the Funds’ Adviser and Distributor have adopted policies and procedures to prevent the unfair use by them of nonpublic information. The Corporation’s code of ethics also prohibits access persons (who include officers and directors of the Corporation) from buying and selling securities which a Fund is buying or selling or considering buying or selling, except with the prior approval of John Keeley (or in the case of his trades, another officer designated by the Board).

     Personal trading information is compiled and reviewed monthly by the CCO, and quarterly by the Board. It is against the policy of the Corporation for the Corporation or its Adviser to receive compensation for the disclosure of portfolio holdings information. The portfolio holdings disclosure policy of the Corporation has been approved by the Board and under the Corporation’s procedures, may only be changed with Board approval. The Board reviews the portfolio holdings disclosure policy on an annual basis to determine whether it is in the best interest of the shareholders. The Corporation’s policies and procedures regarding disclosure of portfolio information are tested periodically by the Corporation’s CCO, and the Board of the Funds reviews the operations of those policies and procedures at each meeting of the Board.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, audits and reports on each Fund’s annual financial statements, reviews each Fund’s income tax returns, and performs other professional accounting, auditing, tax services when engaged to do so by the Corporation.

ADDITIONAL INFORMATION

     SHAREHOLDER MEETINGS
     The Articles of Incorporation do not require that the Corporation hold annual or regular shareholder meetings. Shareholder Meetings may be called by the Board of Directors and held at such times that the Directors, from time to time determine, for the purpose of the election of Directors or such other purposes as may be specified by the Directors.

     REMOVAL OF DIRECTORS BY SHAREHOLDERS
     The Corporation’s By-Laws contain procedures for the removal of Directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of two thirds of the votes then entitled to vote at an election of Directors, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

     Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all of the votes entitled to be cast at such meeting, the Secretary of a Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to a Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either; (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation with respect to a Fund; or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission (the "SEC"), together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

PART C

Item 23.	Exhibits

a.1.	Amended and Restated Articles of Incorporation dated June 9, 2005.(2)

a.2.	Amendment dated June 6, 2006 to the Articles of Incorporation, creating Series Keeley All Cap Value Fund.(7)

a.3.	Certificate of Correction, dated August 13, 2007.(8)

a.4.	Articles Supplementary to the Articles of Incorporation dated ____________, 2007, creating Keeley Small Cap Value Fund and designating Institutional Shares class.*

b.	By-laws.(1)

c.	None.

d.1.	Investment Advisory Agreement by and between Registrant and Keeley Asset Management Corp., dated February 14, 2006.(3)

d.2.	Amendment to Investment Advisory Agreement by and between Registrant, on behalf of Keeley Small-Mid Cap Value Fund, and Keeley Asset Management Corp., dated August 15, 2007.(8)

d.3.	Amendment to Investment Advisory Agreement by and between Registrant, on behalf of Keeley Small Cap Value Fund, and Keeley Asset Management Corp., dated ____________, 2007.*

e.1.	Underwriting Agreement by and between Registrant and Keeley Investment Corp., dated April 7, 2005.(1)

e.2.	Amendment, dated February 14, 2006, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley All Cap Value Fund.(3)

e.3.	Second Amendment, dated August 15, 2007, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Small-Mid Cap Value Fund.(8)

e.4.	Third Amendment, dated ____________, 2007, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Small Cap Value Fund.*

f.	None.

g.1.	Custody Agreement by and between Registrant and U.S. Bank, N.A., dated April 15, 2005.(1)

g.2.	Amendment dated August 1, 2005 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(7)

g.3.	Second Amendment dated April 10, 2006 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(7)

g.4.	Third Amendment dated October 1, 2006 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(7)

g.5.	Fourth Amendment dated August 15, 2007 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(8)

g.6.	Fifth Amendment dated ____________, 2007 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.*

h.1.	Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC, dated April 15, 2005.(1)

h.2.	Amendment dated April 10, 2006 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(7)

h.3.	Second Amendment dated October 1, 2006 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(7)

h.4.	Third Amendment dated August 15, 2007 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(8)

h.5.	Fourth Amendment dated ____________, 2007 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.*

h.6.	Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC, dated April 15, 2005.(1)

h.7.	Amendment dated January 13, 2006 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(7)

h.8.	Second Amendment dated April 10, 2006 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(7)

h.9.	Third Amendment dated October 1, 2006 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(7)

h.10.	Fourth Amendment dated August 15, 2007 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(8)

h.11.	Fifth Amendment dated ____________, 2007 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.*

h.12.	Administration Agreement by and between Registrant and UMB Fund Services, Inc. dated as of April 26, 2005.(1)

h.13.	Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC, dated as of October 1, 2006.(7)

h.14.	First Amendment dated as of August 15, 2007 to the Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(8)

h.15.	Second Amendment dated as of ____________, 2007 to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.*

h.16.	Expense Cap Reimbursement Agreement between Registrant, on behalf of Keeley Mid Cap Value Fund, and Keeley Asset Management Corp. dated April 7, 2005.(1)

h.17.	Amendment No. 1 dated as of September 30, 2006 to the Expense Cap Reimbursement Agreement between Registrant, on behalf of Keeley Mid Cap Value Fund, and Keeley Asset Management Corp.(8)

h.18.	Amendment No. 2 dated as of August 15, 2007 to the Expense Cap Reimbursement Agreement between Registrant, on behalf of Keeley Mid Cap Value Fund, and Keeley Asset Management Corp.(8)

h.19.	Amended and Restated Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley All Cap Value Fund, and Keeley Asset Management Corp. dated February 14, 2006.(4)

h.20.	Amendment No. 1 dated as of September 30, 2006 to the Amended and Restated Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley All Cap Value Fund, and Keeley Asset Management Corp.(8)

h.21.	Amendment No. 2 dated as of August 15, 2007 to the Amended and Restated Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley All Cap Value Fund, and Keeley Asset Management Corp.(8)

h.22.	Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley Small-Mid Cap Value Fund, and Keeley Asset Management Corp. dated August 15, 2007.(8)

h.23.	Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley Small Cap Value Fund, and Keeley Asset Management Corp. dated _____________, 2007.*

i.1.	Opinion of Venable LLP relating to Keeley Small-Mid Cap Value Fund.(8)

i.2.	Opinion of Venable LLP relating to Keeley Small Cap Value Fund and the Institutional Shares class.*

i.3.	Consent of Venable LLP.

j.	Consent of PricewaterhouseCoopers LLP.*

k.	None.

l.	Subscription Agreement by and between John L. Keeley, Jr. and Registrant, dated April 7, 2005.(1)

m.	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Registrant and Keeley Investment Corp. dated ____________, 2007.*

n.	Multi-Class Plan pursuant to Rule 18f-3 of Registrant, on behalf of Keeley Small Cap Value Fund, adopted May 17, 2007, as amended ____________, 2007.*

p.1.	Code of Ethics of Registrant dated April 7, 2005. (2)

p.2.	Code of Ethics of Keeley Asset Management Corp. effective as of September 8, 1993, as amended through August 8, 2000.(6)

p.3.	Code of Ethics of Keeley Investment Corp. dated effective as of September 8, 1993, as amended through August 8, 2000.(6)

q.	Powers of Attorney dated March 27, 2006.(3)

*To be filed by amendment.

1.	Incorporated by reference to Registrant’s previous filing of the Registration Statement filed on April 28, 2005.

2.	Incorporated by reference to Registrant’s previous filing of pre-effective amendment no. 1 to the Registration Statement filed on June 22, 2005.

3.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 2 to the Registration Statement filed on March 31, 2006.

4.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 3 to the Registration Statement filed on June 14, 2006.

5.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 5 to the Registration Statement filed on January 30, 2007.

6.	Incorporated by reference to Keeley Small Cap Value Fund Inc.’s previous filing of post- effective amendment no. 9 to its Registration Statement filed on January 19, 2001.

7.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 6 to the Registration Statement filed on June 1, 2007.

8.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 7 to the Registration Statement filed on August 14, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant

     KEELEY Small Cap Value Fund, Inc., which has the same board of directors as the Corporation, may be deemed to be under common control with the Corporation.

Item 25.	Indemnification

     Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Article Tenth of the Charter of the registrant provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the charter shall not protect any person against any liability to the registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

     The information in the Statement of Additional Information under the caption “Management of the Funds” is incorporated by reference. Keeley Asset Management Corp. has not at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee

Item 27.	Principal Underwriter

(a)	Keeley Investment Corp. serves as the Fund's Distributor.

(b)	The Directors and Officers of Keeley Investment Corp. are as follows:

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address*	Underwriter	Registrant
John L. Keeley, Jr.	Director, President and Treasurer	Director and President
Barbara G. Keeley	Director and Assistant Secretary	None
Mark E. Zahorik	Vice President	Vice President
W. Terry Long	Vice President	None
Mark T. Keeley	Vice President	None
John L. Keeley, III	Vice President	Vice President
Kevin M. Keeley	Vice President	None
Robert Kurinsky	Secretary	Secretary and Treasurer

_________________________
* The principal address of each of the foregoing Directors and Officers is: 401 South LaSalle Street, Suite 1201, Chicago, Illinois 60605.

(c)	None.

Item 28.     Location of Accounts and Records

     The account books and other documents required to be maintained by Registrant pursuant to Investment Company Act of 1940, Section 31(a), et seq., and Rules thereunder will be maintained by Registrant at 401 South LaSalle Street, Suite 1201, Chicago, Illinois 60605; at the Registrant's Custodian, U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212; at the Registrant's Transfer Agent and Accounting Services Agent, US Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, 53201; and at the Registrant's Administrator, U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Item 29.     Management Services

                    Not applicable.

Item 30.     Undertakings

                    Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on the 15th day of October, 2007.

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ John G. Kyle*	Director	)
John G. Kyle		)
)
/s/ Walter D. Fitzgerald*	Director	)
Walter D. Fitzgerald		)
)
/s/ John F. Lesch*	Director	)
John F. Lesch		)	October 15, 2007
)
/s/ Elwood P. Walmsley*	Director	)
Elwood P. Walmsley		)
)
/s/ Jerome J. Klingenberger*	Director	)
Jerome J. Klingenberger		)
)
/s/ Sean W. Lowry*	Director	)
Sean W. Lowry		)
)
/s/ John L. Keeley, Jr.	Director, Chief Executive	)
John L. Keeley, Jr.	Officer and Chief Financial	)
	Officer	)

* John L. Keeley, Jr. signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.